     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

     Investment Company Act file number            811-21771

                                        YieldQuest Funds Trust
(Exact name of registrant as specified in charter)

     3280 Peachtree Rd, Suite 2600
                                 Atlanta, GA 30305
(Address of principal executive offices) (Zip code)

     Jay K. Chitnis
3280 Peachtree Rd, Suite 2600
                                 Atlanta, GA 30305
(Name and address of agent for service)

     registrant’s telephone number, including area code:         404-446-3370

     Date of fiscal year end:       October 31

     Date of reporting period:       April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

YIELDQUEST CORE EQUITY FUND
YIELDQUEST TOTAL RETURN BOND FUND
YIELDQUEST TAX-EXEMPT BOND FUND
YIELDQUEST FLEXIBLE INCOME FUND
YIELDQUEST LOW DURATION BOND FUND
YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND

SEMI-ANNUAL REPORT
APRIL 30, 2009

3280 PEACHTREE ROAD, SUITE 2600
ATLANTA, GA 30305
1-877-497-3634
www.YieldQuest-Funds.com

Distributed by YieldQuest Securities, LLC
FINRA Member

YIELDQUEST FUNDS’ PORTFOLIO BREAKDOWNS (Unaudited)

CORE EQUITY FUND
Portfolio Breakdown	% of
as of April 30, 2009	Total Investments

Equity Closed-End Funds	37.83%
Equity ETFs	35.88%
Commodity ETFs	3.97%
Asset Allocation Closed-End Funds	2.73%
Other/Short-Term*	19.59%

Total	100.00%

TOTAL RETURN BOND FUND
Portfolio Breakdown	% of
as of April 30, 2009	Total Investments

Taxable Fixed Income ETFs	22.91%
Taxable Fixed Income Closed-End Funds	22.18%
Corporate Bonds	14.75%
Municipal Closed-End Funds	14.20%
Preferred Stocks	5.15%
Commodity ETFs	4.14%
Municipal Bonds	4.01%
Foreign Bonds	3.22%
Municipal ETFs	2.90%
Equity ETFs	2.63%
Taxable Municipal Bonds	2.43%
Other/Short-Term*	1.48%

Total	100.00%

TAX-EXEMPT BOND FUND
Portfolio Breakdown	% of
as of April 30, 2009	Total Investments

Municipal Bonds	59.52%
Municipal Closed-End Funds	26.80%
Taxable Fixed Income Closed-End Funds	3.92%
Commodity ETFs	2.28%
Preferred Stocks	2.27%
Taxable Fixed Income ETFs	1.22%
Other/Short-Term*	3.99%

Total	100.00%

*	“Other/Short-Term” includes short-term investments, plus other investments not included in the categories above that compromised less than 1% of the Fund’s total investments.

YIELDQUEST FUNDS’ PORTFOLIO BREAKDOWNS (Unaudited) (Continued)

FLEXIBLE INCOME FUND
Portfolio Breakdown	% of
as of April 30, 2009	Total Investments

Taxable Fixed Income Closed-End Funds	20.43%
Taxable Fixed Income ETFs	15.54%
Corporate Bonds	12.32%
Municipal Closed-End Funds	12.45%
Municipal Bonds	9.26%
Commodity ETFs	6.17%
Preferred Stocks	6.00%
Equity Closed-End Funds	4.67%
U.S. Government & Agency	3.61%
Equity ETFs	3.02%
Foreign Bonds	1.46%
Other/Short-Term*	5.07%

Total	100.00%

LOW DURATION BOND FUND
Portfolio Breakdown	% of
as of April 30, 2009	Total Investments

Taxable Fixed Income ETFs	25.55%
Taxable Fixed Income Closed-End Funds	17.83%
Municipal Closed-End Funds	17.05%
Mortgage-Backed Securities	15.48%
Commodity ETFs	5.11%
Preferred Stocks	3.98%
Equity ETFs	3.55%
Corporate Bonds	3.48%
Municipal ETFs	2.83%
Taxable Municipal Bonds	2.35%
U.S. Government & Agency	1.49%
Other/Short-Term*	1.30%

Total	100.00%

LOW DURATION TAX-EXEMPT BOND FUND
Portfolio Breakdown	% of
as of April 30, 2009	Total Investments

Municipal Bonds	74.44%
Municipal Closed-End Funds	16.51%
Taxable Fixed Income Closed-End Funds	2.67%
Preferred Stocks	2.21%
Commodity ETFs	1.89%
Equity ETFs	1.07%
Other/Short-Term*	1.21%

Total	100.00%

*	“Other/Short-Term” includes short-term investments, plus other investments not included in the catergories above that compromised less than 1% of the Fund’s total investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2009
% of
Net Assets	Description	Shares	Value

1.40%	COMMON STOCKS
0.30%	Apparel
	Christian Dior SA	100	$6,771
	Hermes International	50	6,668

			13,439

0.52%	Holding Companies
	LVMH Moet Hennessy Louis Vuitton SA	300	22,780

0.10%	Lodging
	Orient-Express Hotels Ltd., Class A	700	4,529

0.48%	Retail
	Bulgari SpA	500	2,578
	Compagnie Financiere Richemont SA	600	10,829
	PPR	100	7,734

			21,141

	Total Common Stocks
	(Cost $55,150)		61,889

90.45%	EXCHANGE TRADED/CLOSED-END FUNDS
3.07%	Asset Allocation Closed-End Funds
	Alpine Global Premier Properties Fund	2,900	11,281
	Chartwell Dividend & Income Fund, Inc. (a)	3,590	10,555
	Clough Global Allocation Fund (a)	2,500	28,450
	Cohen & Steers REIT and Preferred Income Fund, Inc.	2,200	12,914
	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (a)	1,000	12,600
	Gabelli Dividend & Income Trust (a)	1,200	11,424
	NFJ Dividend, Interest & Premium Strategy Fund (a)	4,350	48,111

			135,335

4.47%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (a)(b)	6,200	153,698
	PowerShares DB Agriculture Fund (a)	1,700	42,993

			196,691

42.55%	Equity Closed-End Funds
	BlackRock Dividend Achievers Trust (a)	1,600	11,152
	BlackRock Enhanced Dividend Achievers Trust (a)	1,600	10,752
	BlackRock Strategic Dividend Achievers Trust (a)	1,560	11,731
	BlackRock World Investment Trust (a)	1,600	14,016
	Blue Chip Value Fund, Inc.	4,100	10,004
	Boulder Growth & Income Fund, Inc.	8,450	36,842
	Boulder Total Return Fund, Inc. (a)	5,550	52,170
	Calamos Global Dynamic Income Fund (a)	3,800	24,396
	Central Europe and Russia Fund, Inc. (a)	1,700	33,150
	Cohen & Steers Advantage Income Realty Fund, Inc.	2,500	8,575
	Cohen & Steers Closed-End Opportunity Fund, Inc. (a)(c)	33,345	301,105
	Cohen & Steers Global Income Builder, Inc. (a)	8,200	57,564
	Cohen & Steers REIT and Utility Income Fund, Inc.	3,050	17,782
	Cohen & Steers Worldwide Realty Income Fund, Inc.	2,500	7,650
	Eaton Vance Tax-Advantaged Dividend Income Fund (a)	3,300	33,363
	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (a)	4,200	42,420
	Eaton Vance Tax-Managed Global Diversified Equity Income Fund (a)	1,600	15,040
	European Equity Fund, Inc.	2,050	10,045
	First Israel Fund, Inc. (a)	2,500	22,950
	First Opportunity Fund, Inc. (a)	7,750	37,743
	First Trust Enhanced Equity Income Fund (a)	5,600	47,488
	General American Investors Co., Inc. (a)	900	15,426
	H&Q Healthcare Investors (a)	1,550	16,104

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (Continued)
	H&Q Life Sciences Investors (a)	1,700	$13,821
	ING Clarion Global Real Estate Income Fund	2,500	10,350
	ING Global Equity Dividend & Premium Opportunity Fund (a)	1,600	17,232
	Japan Equity Fund, Inc. (a)	12,200	53,436
	Japan Smaller Capitalization Fund, Inc. (a)	4,900	30,184
	John Hancock Bank and Thrift Opportunity Fund (a)	3,075	36,808
	Liberty All-Star Equity Fund (a)	22,988	78,389
	Liberty All-Star Growth Fund, Inc. (a)	27,629	73,493
	Macquarie Global Infrastructure Total Return Fund, Inc. (a)	2,450	26,729
	Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (a)	3,350	29,312
	Madison Strategic Sector Premium Fund	2,900	27,405
	Madison/Claymore Covered Call & Equity Strategy Fund (a)	4,460	29,436
	New Germany Fund, Inc. (a)	3,300	25,047
	Nicholas-Applegate International & Premium Strategy Fund (a)	1,600	16,608
	Nuveen Diversified Dividend and Income Fund (a)	4,900	31,899
	Nuveen Equity Premium & Growth Fund (a)	7,760	84,196
	Nuveen Equity Premium Advantage Fund	4,700	50,196
	Nuveen Equity Premium Income Fund (a)	4,000	41,080
	Nuveen Equity Premium Opportunity Fund (a)	3,450	37,329
	Nuveen Tax-Advantage Dividend Growth Fund (a)	4,880	39,284
	Nuveen Tax-Advantaged Total Return Strategy Fund	2,900	21,315
	Old Mutual/Claymore Long-Short Fund (a)	3,950	30,494
	RMR Asia Pacific Real Estate Fund (b)	1,900	12,635
	RMR Asia Real Estate Fund (b)	1,100	7,150
	Royce Micro-Cap Trust, Inc.	1,900	10,963
	Royce Value Trust, Inc.	970	8,226
	S&P Quality Rankings Global Equity Managed Trust (a)	1,600	15,024
	Seligman Lasalle International Real Estate Fund, Inc. (a)	2,900	14,616
	SunAmerica Focused Alpha Growth Fund, Inc. (a)	4,850	47,384
	SunAmerica Focused Alpha Large-Cap Fund, Inc. (a)	4,650	46,268
	Swiss Helvetia Fund, Inc. (a)	1,100	10,197
	Templeton Emerging Markets Fund (a)	4,100	45,879
	Zweig Fund, Inc.	5,300	14,204

			1,874,057

40.36%	Equity Exchange Traded Funds
	Consumer Staples Select Sector SPDR Fund (a)	7,000	154,000
	Energy Select Sector SPDR Fund (a)	1,900	86,982
	Health Care Select Sector SPDR Fund (a)	6,100	147,498
	iShares Dow Jones U.S. Consumer Services Sector Index Fund (a)	600	26,742
	iShares Dow Jones U.S. Financial Sector Index Fund (a)	900	35,523
	iShares Dow Jones U.S. Healthcare Providers Index Fund (a)(b)	1,000	34,850
	iShares Dow Jones U.S. Home Construction Index Fund (a)	6,900	77,349
	iShares FTSE/Xinhua China 25 Index Fund (a)	3,100	99,138
	iShares MSCI Australia Index Fund (a)	5,500	80,795
	iShares MSCI Emerging Markets Index (a)	4,100	117,465
	iShares MSCI Hong Kong Index Fund (a)	6,800	80,716
	iShares MSCI Singapore Index Fund (a)	10,600	77,592
	Market Vectors Agribusiness ETF (a)	700	21,581
	Market Vectors Russia ETF (a)	1,500	26,370
	Market Vectors Steel Index Fund (a)	800	28,072
	Materials Select Sector SPDR Trust (a)	700	17,969
	Oil Services HOLDRs Trust (a)	1,300	117,390
	Regional Bank HOLDRs Trust (a)	900	54,234
	SPDR KBW Bank ETF (a)	3,000	48,990
	SPDR S&P China ETF (a)	2,500	126,850
	Technology Select Sector SPDR Fund (a)	9,300	160,425

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Equity Exchange Traded Funds (Continued)
	Vanguard Industrials ETF (a)	2,500	$101,025
	WisdomTree India Earnings Fund (a)	4,200	55,902

			1,777,458

	Total Exchange Traded/Closed-End Funds
	(Cost $3,580,789)		3,983,541

		Contracts

0.93%	PURCHASED OPTIONS (b)
	CBOE SPX Volatility Index, 05/20/2009, Call @ $40	40	6,000
	Powershares QQQ, 05/16/2009, Put @ $34	48	4,032
	SPDR Trust Series 1:
	05/16/2009, Put @ $81	47	3,196
	05/16/2009, Put @ $83	94	9,870
	05/16/2009, Put @ $84	26	3,432
	05/16/2009, Put @ $85	59	9,558
	05/16/2009, Put @ $86	25	4,950

	Total Purchased Options
	(Cost $69,392)		41,038

		Shares

19.70%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund 0.44% (d)	867,689	867,689

	Total Short-Term Investment
	(Cost $867,689)		867,689

112.48%	Total Investments
	(Cost $4,573,020)		4,954,157

(12.48)%	Net other assets (liabilities)		(549,866)

100.00%	NET ASSETS		$4,404,291

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Non-income producing security.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Rate represents effective yield.
CBOE	Chicago Board Options Exchange
ETF	Exchange-Traded Fund
HOLDRs	Holding Company Depositary Receipts
SPDR	S&P Depositary Receipts
SPX	S&P 500 Index

		Shares

21.55%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	Consumer Discretionary Select Sector SPDR Fund	1,200	$27,900
	iShares MSCI Brazil Index Fund	1,000	45,100
	iShares MSCI South Korea Index Fund	1,300	44,486
	Powershares Golden Dragon Halter USX China Portfolio	21,500	376,035
	Vanguard Emerging Markets ETF	16,470	455,725

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $1,837,313)		$949,246

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009

	Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)

FOREIGN CURRENCY
TO BUY:
Canadian Dollar	231,155	$193,716	05/08/2009	$10,985
British Sterling Pound	106,807	158,003	05/08/2009	4,031

				15,016

TO SELL:
Canadian Dollar	231,155	193,716	05/08/2009	(4,012)
Japanese Yen	16,536,750	167,701	05/08/2009	14

				(3,998)

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$11,018

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)
FUTURES CONTRACTS PURCHASED
Globex Crude, expires 05/18/2009	1	$25,560	$1,408
S&P 500 E-mini, expires 06/19/2009	81	3,523,500	320,780

Total			$322,188

Underlying		Notional	Buy/Sell	Pay/Receive	Expiration	Market	Unrealized
Instrument	Counterparty	Amount	Protection	Fixed Rate	Date	Value	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity AA Index, Series 2007-1	Barclays	$350,000	Sell	0.150%	08/25/2037	$(339,494)	$(78,117)

						$(339,494)	$(78,117)

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2009
% of
Net Assets	Description	Principal	Value

16.22%	CORPORATE BONDS
5.22%	Airlines
	American Airlines, Inc.:
	6.817%, 05/23/2011, Series 01-1 (a)	$402,000	$285,420
	6.977%, 05/23/2021, Series 01-1	890,458	489,752
	7.377%, 05/23/2019, Series 01-1 (a)	749,875	337,444
	7.379%, 05/23/2016, Series 01-1 (a)	475,935	218,930
	7.858%, 10/01/2011, Series 01-2 (a)	100,000	83,000
	AMR Corp.:
	9.750%, 08/15/2021 (a)	469,000	199,325
	9.880%, 06/15/2020 (a)	343,000	149,205
	10.550%, 03/12/2021 (a)	100,000	43,500
	Continental Airlines, Inc.:
	6.648%, 09/15/2017, Series 981A (a)	243,450	199,629
	6.703%, 06/15/2021, Series 01A1 (a)	117,134	87,777
	6.748%, 03/15/2017, Series 981B (a)	192,106	130,632
	6.795%, 08/02/2018, Series 991B (a)	192,584	130,957
	6.954%, 08/02/2009, Series 991C (a)	24,558	23,821
	7.033%, 06/15/2011, Series 011C (a)	207,075	169,801
	7.339%, 04/19/2014, Series 071C	200,000	130,000
	7.461%, 04/01/2013, Series 971B (a)	35,858	26,535
	7.566%, 03/15/2020, Series 992B (a)	176,200	125,102
	8.388%, 11/01/2020, Series 001B (a)	188,432	124,365
	8.560%, 07/02/2014, Series 962B	65,650	46,611
	Delta Airlines, Inc.:
	6.718%, 01/02/2023, Series 02G1	724,366	485,325
	7.711%, 09/18/2011, Series 011B	925,000	610,500
	7.920%, 11/18/2010, Series 001B (a)	700,000	574,000
	Northwest Airlines, Inc.:
	7.691%, 04/01/2017, Series 01-B (a)	380,599	209,329
	7.950%, 03/01/2015, Series 992B	961,071	562,226
	Southwest Airlines Co., 7.220%, 07/01/2013, Series 95A3,
	Callable 06/15/2009 @ 100 (a)	108,676	104,506
	United Airlines, Inc.:
	6.602%, 09/01/2013, Series 01-1 (a)	14,246	14,104
	7.336%, 07/02/2019 (b)	898,532	440,281
	7.730%, 07/01/2010, Series 00A2 (a)	181,763	176,310

			6,178,387

0.16%	Entertainment
	Comcast Corp. 6.950%, 08/15/2037 (a)	195,000	193,374

10.02%	Financial Services
	American Express Credit Co., 5.875%, 05/02/2013, Series C, MTN (a)	2,150,000	2,120,711
	Bank of America Corp.:
	4.750%, 08/01/2015 (a)	750,000	618,855
	5.750%, 08/15/2016 (a)	600,000	442,882
	7.800%, 09/15/2016 (a)	220,000	151,730
	Bank One Corp. 5.250%, 01/30/2013 (a)	500,000	476,430
	Bear, Stearns & Co., Inc. 5.550%, 01/22/2017 (a)	790,000	703,861
	CIT Group, Inc. 7.625%, 11/30/2012	195,000	121,057
	Citigroup, Inc. 5.500%, 02/15/2017 (a)	975,000	673,298
	Credit Suisse First Boston USA, Inc. 6.500%, 01/15/2012 (a)	80,000	83,883
	Ford Motor Credit Co., LLC 9.875%, 08/10/2011	1,325,000	1,160,091
	General Electric Capital Corp.:
	4.375%, 11/21/2011 (a)	230,000	229,786
	6.875%, 11/15/2010 (a)	250,000	262,059
	General Motors Acceptance Corp. 7.000%, 02/01/2012 (b)	443,000	363,495
	General Motors Corp. 9.400%, 07/15/2021 (a)	800,000	76,000

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Principal		Value

	Financial Services (Continued)
	Goldman Sachs Group, Inc.:
	1.532%, 06/28/2010 (a)(c)		$250,000	$242,614
	4.500%, 06/15/2010 (a)		80,000	80,742
	5.250%, 04/01/2013 (a)		300,000	298,552
	5.625%, 01/15/2017 (a)		1,695,000	1,454,513
	Lehman Brothers Holdings:
	5.625%, 01/24/2013 (d)		500,000	75,000
	6.500%, 07/19/2017 (a)(d)		1,175,000	118
	MBIA Insurance Co., 14.000%, 01/15/2033,
	Callable 01/15/2013 @ 100 (b)(c)		1,505,000	572,258
	Merrill Lynch & Co., Inc.:
	5.700%, 05/02/2017 (a)		1,000,000	656,535
	6.050%, 08/15/2012, Series C (a)		800,000	736,482
	6.400%, 08/28/2017		50,000	40,737
	Principal Life, Inc., Funding 1.398%, 11/15/2010 (a)(c)		250,000	214,223
	Washington Mutual Bank NV, 6.875%, 06/15/2011, Series 11 (a)(d)		910,000	1,138

				11,857,050

0.82%	Metals & Mining
	Alcoa, Inc.:
	5.375%, 01/15/2013 (a)		1,000,000	891,680
	6.000%, 01/15/2012 (a)		80,000	77,031

				968,711

	Total Corporate Bonds
	(Cost $28,251,810)			19,197,522

3.54%	FOREIGN BONDS
1.61%	Banks
	Bank of Scotland PLC 10.500%, 02/16/2018	GBP	920,000	1,323,512
	Inter-American Development Bank 6.250%, 06/22/2016 (e)	NZD	1,000,000	586,344

				1,909,856

0.45%	Sovereign Bonds
	Federal Republic of Brazil 7.875%, 03/07/2015 (e)		$475,000	533,188

1.48%	Financial Services
	General Electric Capital Corp., 7.500%, 02/28/2011, Series EMTN (e)	NZD	3,000,000	1,753,087

	Total Foreign Bonds
	(Cost $5,590,379)			4,196,131

4.41%	MUNICIPAL BONDS
0.14%	Alabama
	Alabaster, 5.340%, 04/01/2017, Series A, XLCA, GO (a)		$170,000	163,317

2.77%	California
	California State:
	4.500%, 08/01/2030, National-RE-IBC, GO, Callable 02/01/2017 @ 100 (a)		1,000,000	862,660
	4.500%, 08/01/2030, GO, Callable 02/01/2017 @ 100 (a)		2,135,000	1,841,779
	5.000%, 04/01/2038, GO, Callable 04/01/2018 @ 100 (a)		500,000	454,700
	Howell Mountain Elementary School District Election, Zero Coupon:
	08/01/2028, GO (a)		190,000	71,837
	08/01/2029, GO (a)		150,000	53,388

				3,284,364

0.93%	Florida
	Auburndale Florida Water & Sewer, 4.375%, 12/01/2037, AMBAC,
	Revenue, Callable 12/01/2017 @ 100 (a)		1,275,000	1,095,531

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Principal	Value

0.38%	Illinois
	Regional Transportation Authority, 4.500%, 07/01/2035, Series A,
	National-RE, Revenue, Callable 07/01/2016 @ 100 (a)	$500,000	$447,575

0.19%	Pennsylvania
	Conneaut School District, Zero Coupon, 11/01/2030, Series B, FSA
	State Aid Withholding, GO (a)	690,000	228,480

	Total Municipal Bonds
	(Cost $5,674,098)		5,219,267

2.67%	TAXABLE MUNICIPAL BONDS
1.33%	California
	Solano County, 5.140%, 01/15/2014, XLCA, Revenue (a)	1,280,000	1,264,691
	Thousand Oaks Redevelopment Agency, 5.000%, 12/01/2009, Series B,
	AMBAC, Tax Allocation (a)	250,000	251,070
	Watsonville Redevelopment Agency, 5.200%, 09/01/2012, National-RE
	FGIC, Tax Allocation (a)	60,000	58,850

			1,574,611

0.22%	Georgia
	College Park Business & Industrial Development Authority, 5.750%,
	09/01/2015, FSA, Revenue (a)	250,000	259,900

0.18%	Maine
	City of Auburn, 5.125%, 08/01/2011, National-RE, GO (a)	210,000	213,396

0.03%	New Jersey
	Orange Township, 5.170%, 12/01/2011, Series C, FSA, GO (a)	35,000	35,716

0.13%	North Carolina
	Charlotte Airport, 4.050%, 07/01/2009, Series C, National-RE,
	Revenue (a)	150,000	150,226

0.19%	Pennsylvania
	Beaver County, 5.000%, 12/15/2011, FSA, GO (a)	60,000	60,847
	Duquesne, 5.000%, 12/15/2013, Series B, FSA, GO (a)	170,000	169,300

			230,147

0.27%	South Carolina
	Richland Lexington Airport District, 6.590%, 01/01/2017, FSA,
	Revenue (a)	300,000	316,932

0.32%	Tennessee
	Alcoa, 5.550%, 06/01/2020, AMBAC, GO, Callable 06/01/2015 @ 100 (a)	400,000	375,280

	Total Taxable Municipal Bonds
	(Cost $3,165,468)		3,156,208

		Shares

5.66%	PREFERRED STOCKS
5.57%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (c)	29,884	129,995
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (c)	28,916	154,990
	Bank of America Corp.:
	4.000%, Series E, Callable 11/15/2011 @ $25 (c)	17,763	167,505
	8.200%, Series H, Callable 05/01/2013 @ $25	2,763	41,721
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	30,853	490,254
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (c)(e)	11,648	286,424
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25	16,785	181,782
	Countrywide Capital IV, 6.750%, Callable 06/08/2009 @ $25	7,826	94,069
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25 (e)	38,536	442,779
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (c)(e)	33,546	743,044
	KeyCorp Capital X, 8.000%, Callable 03/15/2013 @ $25 (e)	58,576	809,520

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Financial Services (Continued)
	Morgan Stanley, 4.000%, Series A, Callable 07/15/2011 @ $25 (c)(e)	66,399	$691,214
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	46,131	748,706
	PNC Financial Services Group, Inc., 9.875%, Series F,
	Callable 02/01/2013 @ $25 (c)	34,760	745,602
	Preferred Blocker, Inc., 7.000%, Callable 12/31/2011 @ $1,000 (b)	94	28,206
	U.S. Bancorp, 7.875%, Series D, Callable 04/15/2013 @ $25	10,797	244,012
	Wells Fargo Capital Trust IV, 7.000%, Callable 06/08/2009 @ $25	16,692	358,043
	Wells Fargo Capital XIV, 8.625%, Callable 09/15/2013 @ $25	9,902	238,935

			6,596,801

0.09%	U.S. Government & Agency
	Fannie Mae:
	0.000%, Series S, Callable 12/31/2010 @ $25 (c)	36,260	30,096
	4.590%, Series G, Callable 09/30/2010 @ $50 (c)	7,160	6,802
	5.375%, Series I, Callable 06/08/2009 @ $50	435	779
	5.810%, Series H, Callable 06/08/2009 @ $50	14,300	24,310
	6.750%, Series Q, Callable 9/30/2010 @ $25	8,000	5,640
	Freddie Mac:
	5.100%, Series H, Callable 06/08/2009 @ $50	23,700	17,775
	5.570%, Series V, Callable 12/31/2011 @ $25	47,060	17,412
	5.700%, Series R, Callable 06/08/2009 @ $50	1,653	1,405
	5.790%, Series K, Callable 06/30/2009 @ $50	5,000	3,975

			108,194

	Total Preferred Stocks
	(Cost $6,929,959)		6,704,995

76.50%	EXCHANGE TRADED/CLOSED-END FUNDS
0.18%	Asset Allocation Closed-End Fund
	Cohen & Steers REIT and Preferred Income Fund, Inc.	36,612	214,912

4.56%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (a)(f)	145,330	3,602,731
	ProShares Ultra DJ-AIG Commodity (f)	94,287	1,791,453

			5,394,184

0.50%	Equity Closed-End Funds
	Cohen & Steers Quality Income Realty Fund, Inc.	54,696	195,265
	Cohen & Steers REIT and Utility Income Fund, Inc.	21,473	125,188
	Cohen & Steers Worldwide Realty Income Fund, Inc.	23,100	70,686
	ING Clarion Global Real Estate Income Fund	43,823	181,427
	Seligman Lasalle International Real Estate Fund, Inc.	3,700	18,648

			591,214

2.89%	Equity Exchange Traded Fund
	iShares Dow Jones U.S. Real Estate Index Fund	103,506	3,417,768

15.61%	Municipal Closed-End Funds
	BlackRock MuniEnhanced Fund, Inc.	30,893	274,330
	BlackRock MuniHoldings California Insured Fund, Inc.	54,003	595,653
	BlackRock MuniHoldings Fund II, Inc.	39,096	442,958
	BlackRock MuniHoldings Fund, Inc.	11,164	133,633
	BlackRock MuniHoldings Insured Fund II, Inc.	50,182	539,958
	BlackRock MuniHoldings Insured Fund, Inc.	18,458	200,638
	BlackRock MuniHoldings Insured Investment Fund	20,079	222,676
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.	18,176	219,930
	BlackRock MuniHoldings New York Insured Fund, Inc.	27,417	296,104
	BlackRock MuniYield California Fund, Inc.	36,610	414,425
	BlackRock MuniYield California Insured Fund, Inc.	41,785	465,485
	BlackRock MuniYield Insured Fund, Inc.	24,851	279,077
	BlackRock MuniYield Insured Investment Fund	4,082	45,310

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	BlackRock MuniYield Investment Fund	30,758	$336,800
	BlackRock MuniYield Michigan Insured Fund II, Inc.	24,661	249,569
	BlackRock MuniYield Michigan Insured Fund, Inc.	16,189	174,356
	BlackRock MuniYield New Jersey Fund, Inc.	35,991	436,931
	BlackRock MuniYield New York Insured Fund, Inc.	31,225	331,610
	BlackRock MuniYield Pennsylvania Insured Fund	21,019	249,496
	BlackRock MuniYield Quality Fund II, Inc.	41,953	426,242
	BlackRock MuniYield Quality Fund, Inc.	25,341	312,201
	Dreyfus Municipal Income, Inc.	21,082	160,223
	Dreyfus Strategic Municipal Bond Fund, Inc.	88,892	587,576
	Dreyfus Strategic Municipals, Inc.	16,116	112,167
	DWS Municipal Income Trust	15,454	151,140
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	21,260	227,269
	Morgan Stanley California Insured Municipal Income Trust (e)	69,465	791,901
	Morgan Stanley California Quality Municipal Securities	22,737	234,418
	Morgan Stanley Insured Municipal Trust	6,198	75,802
	Morgan Stanley Quality Municipal Securities	10,702	124,357
	Neuberger Berman Intermediate Municipal Fund, Inc. (e)	29,156	365,908
	Nuveen California Dividend Advantage Municipal Fund II	16,969	191,750
	Nuveen California Investment Quality Municipal Fund	30,894	342,923
	Nuveen California Municipal Market Opportunity Fund	24,995	276,945
	Nuveen California Performance Plus Municipal Fund, Inc.	38,462	418,082
	Nuveen California Quality Income Municipal Fund	27,260	321,668
	Nuveen California Select Quality Municipal Fund	60,323	686,476
	Nuveen Dividend Advantage Municipal Fund	16,153	189,475
	Nuveen Dividend Advantage Municipal Fund III	6,393	77,547
	Nuveen Florida Investment Quality Municipal Fund (e)	53,081	592,384
	Nuveen Florida Quality Income Municipal Fund	26,023	302,387
	Nuveen Insured California Dividend Advantage Municipal Fund (e)	37,395	447,618
	Nuveen Insured Dividend Advantage Municipal Fund	36,694	465,647
	Nuveen Insured Florida Premium Income Municipal Fund	45,518	548,947
	Nuveen Insured Municipal Opportunity Fund, Inc.	49,702	603,879
	Nuveen Insured New York Premium Income Municipal Fund	16,484	199,292
	Nuveen Insured Premium Income Municipal Fund II	27,083	300,621
	Nuveen Insured Tax-Free Advantage Municipal Fund	35,086	439,628
	Nuveen New Jersey Investment Quality Municipal Fund (e)	45,487	517,187
	Nuveen New Jersey Premium Income Municipal Fund	9,352	111,850
	Nuveen New York Dividend Advantage Municipal Fund	7,028	84,406
	Nuveen New York Investment Quality Municipal Fund	28,987	354,801
	Nuveen Ohio Quality Income Municipal Fund	10,742	145,984
	Nuveen Pennsylvania Investment Quality Municipal Fund	20,144	228,433
	Nuveen Pennsylvania Premium Income Municipal Fund II	36,295	385,090
	Nuveen Premier Insured Municipal Income Fund, Inc.	20,981	266,039
	Nuveen Premium Income Municipal Fund II	1,525	18,605
	Nuveen Premium Income Municipal Fund IV	11,888	126,132
	Nuveen Select Quality Municipal Fund	10,393	127,002
	Pioneer Municipal High Income Trust (e)	9,459	98,374
	Western Asset Intermediate Municipal Fund, Inc.	11,017	91,882
	Western Asset Municipal Partners Fund, Inc.	2,975	35,105

			18,474,302

3.19%	Municipal Exchange Traded Fund
	PowerShares Insured National Municipal Bond Portfolio (a)	167,299	3,772,592

24.39%	Taxable Fixed Income Closed-End Funds
	ACM Managed Dollar Income Fund	32,631	178,492
	AllianceBernstein Income Fund, Inc.	36,501	269,377
	American Income Fund, Inc.	14,726	90,712

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	BlackRock Core Bond Trust	18,660	$193,504
	BlackRock Income Trust (a)	386,982	2,364,460
	Dreyfus High Yield Strategies Fund (e)	556,927	1,542,688
	DWS Strategic Income Trust	14,817	129,649
	Eaton Vance Senior Income Trust	64,805	275,421
	Eaton Vance Short Duration Diversified Income Fund (a)	153,989	2,038,814
	Evergreen Multi-Sector Income Fund (e)	191,468	2,106,148
	First Trust/Four Corners Senior Floating Rate Income Fund	6,457	55,982
	First Trust/Four Corners Senior Floating Rate Income Fund II (e)	117,704	1,106,418
	Franklin Templeton Limited Duration Income Trust (e)	18,110	172,950
	Global Income & Currency Fund	64,626	882,145
	LMP Corporate Loan Fund, Inc.	35,280	274,126
	MFS Charter Income Trust (e)	425,213	3,265,636
	MFS Multimarket Income Trust (e)	580,472	3,146,158
	Montgomery Street Income Securities, Inc.	29,709	407,013
	Morgan Stanley Emerging Markets Debt Fund, Inc. (e)	74,494	563,920
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (a)	109,523	1,141,230
	Morgan Stanley Income Securities, Inc.	6,845	96,857
	Nuveen Floating Rate Income Fund	74,375	490,875
	Nuveen Floating Rate Income Opportunity Fund	46,742	302,888
	Nuveen Global Government Enhanced Income Fund (e)	32,141	528,398
	Nuveen Multi-Currency Short-Term Government Income Fund (a)	196,100	2,566,949
	Putnam Premier Income Trust	162,654	699,412
	Rivus Bond Fund	15,646	224,520
	Templeton Global Income Fund	16,265	130,445
	Transamerica Income Shares, Inc.	6,772	114,785
	Van Kampen Dynamic Credit Opportunities Fund	55,201	416,216
	Van Kampen Senior Income Trust	113,073	326,781
	Western Asset Emerging Markets Debt Fund, Inc. (a)	103,509	1,343,547
	Western Asset Emerging Markets Income Fund, Inc. (e)	99,472	898,232
	Western Asset Variable Rate Strategic Fund, Inc.	6,562	72,379
	Western Asset Worldwide Income Fund, Inc. (e)	47,723	452,414

			28,869,541

25.18%	Taxable Fixed Income Exchange Traded Funds
	iShares Barclays Credit Bond Fund	13,348	1,248,305
	iShares Barclays Intermediate Credit Bond Fund	54,496	5,217,992
	iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	124,951	12,020,286
	iShares S&P U.S. Preferred Stock Index Fund	84,660	2,260,422
	SPDR Barclays Capital High Yield Bond ETF (e)	273,704	9,062,339

			29,809,344

	Total Exchange Traded/Closed-End Funds
	(Cost $81,568,473)		90,543,857

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Contracts	Value

0.95%	PURCHASED OPTIONS (f)
	CBOE SPX Volatility Index, 05/20/2009, Call @ $40	1,092	$163,800
	Powershares QQQ, 05/16/2009, Put @ $34	1,303	109,452
	SPDR Trust Series 1:
	05/16/2009, Put @ $81	1,293	87,924
	05/16/2009, Put @ $83	2,338	245,490
	05/16/2009, Put @ $84	724	95,568
	05/16/2009, Put @ $85	1,634	264,708
	05/16/2009, Put @ $86	767	151,866

	Total Purchased Options
	(Cost $1,876,097)		1,118,808

109.95%	Total Investments
	(Cost $133,056,284)		130,136,788

(9.95)%	Net other assets (liabilities)		(11,777,009)

100.00%	NET ASSETS		$118,359,779

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At April 30, 2009, these securities amounted to $1,404,240 or 1.19% of net assets. YieldQuest Advisors, LLC (the “Advisor”), using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	Default Resolution.
(e)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(f)	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
PLC	Public Liability Co.
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

		Principal

19.92%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note 2.875%, 06/30/2010	$2,000,000	$2,054,688
	U.S. Treasury Note 2.375%, 08/31/2010	17,600,000	18,015,941
	U.S. Treasury Note 0.875%, 12/31/2010	3,500,000	3,505,061

	Total U.S. Treasury Securities Sold Short
	(Proceeds $23,287,935)		$23,575,690

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

FOREIGN CURRENCY
TO BUY:
Australia Dollar	4,457,464	$3,237,630	05/08/2009	$153,065
Brazilian Real	5,681,680	2,589,672	05/08/2009	110,754
British Sterling Pound	2,530,708	3,743,774	05/08/2009	95,506
Canadian Dollar	5,337,341	4,472,886	05/08/2009	241,401
European Euro	933,629	1,235,251	05/08/2009	17,519
New Zealand Dollar	1,392,785	787,496	05/08/2009	7,536

				625,781

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

FOREIGN CURRENCY (Continued)
TO SELL:
Australia Dollar	883,506	$641,725	05/08/2009	$(10,725)
Canadian Dollar	1,773,845	1,486,547	05/08/2009	3,453
European Euro	933,629	1,235,251	05/08/2009	(1,647)
Japanese Yen	494,896,790	5,018,815	05/08/2009	(3,184)
New Zealand Dollar	1,052,995	595,375	05/08/2009	14,625

				2,522

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$628,303

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
S&P 500 E-mini, expires 06/19/2009	13	$565,500	$2,728
U.S. 2 Year Note, expires 06/30/2009	52	11,312,438	37,267

			39,995

FUTURES CONTRACTS SOLD SHORT
Nasdaq 100 E-mini, expires 06/19/2009	156	4,347,720	(42,408)
U.S. 5 Year Note, expires 06/30/2009	43	5,037,047	33,200
U.S. 10 Year Note, expires 06/19/2009	20	2,418,750	65,271
U.S. Long Bond, expires 06/19/2009	19	2,328,687	130,289

			186,352

Total			$226,347

Underlying		Notional	Buy/Sell	Pay/Receive	Expiration	Market	Unrealized
Instrument	Counterparty	Amount	Protection	Fixed Rate	Date	Value	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity
AA Index,
Series 2007-1	Barclays	$3,150,000	Sell	0.150%	08/25/2037	$(3,055,448)	$(703,055)

						$(3,055,448)	$(703,055)

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2009
% of
Net Assets	Description	Shares	Value

0.00%	COMMON STOCKS
0.00%	Airlines
	Delta Air Lines, Inc. (a)	161	$993

	Total Common Stocks
	(Cost $923)		993

		Principal

0.29%	CORPORATE BONDS
0.29%	Financial Services
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable
	01/15/2013 @ 100 (b) (c)	$440,000	167,305

	Total Corporate Bonds
	(Cost $435,809)		167,305

64.75%	MUNICIPAL BONDS
3.68%	Alabama
	Alabama Agriculture & Mechanical, 5.000%, 11/01/2017, AMBAC,
	Revenue, Callable 05/01/2017 @ 100 (d)	1,900,000	2,050,385
	Birmingham Jefferson Civic Center Authority, 4.125%, 07/01/2017,
	Series A, AMBAC, Special Tax, Callable 06/08/2009 @ 100	100,000	73,445

			2,123,830

4.72%	California
	Antioch California Union School District, 4.250%, 09/01/2021, COP,
	National-RE FGIC, Callable 09/01/2015 @ 100 (d)	685,000	656,710
	California State:
	4.500%, 08/01/2026, GO, Callable 02/01/2017 @ 100 (e)	1,000,000	906,060
	6.000%, 04/01/2035, GO, Callable 04/01/2019 @ 100	1,000,000	1,036,190
	Oakland Redevelopment Agency, 5.500%, 02/01/2014, AMBAC,
	Tax Allocation (d)	125,000	127,538

			2,726,498

0.54%	Colorado
	Arkansas River Power Authority, 5.250%, 10/01/2016, XLCA, Revenue (d)	300,000	309,447

4.76%	Florida
	Dunedin Utility System, 6.250%, 10/01/2011, National-RE FGIC, Revenue	50,000	54,496
	Lakeland, Florida Energy System, 5.000%, 10/01/2024, XLCA,
	Revenue, Callable 10/01/2016 @ 100 (e)	1,045,000	1,058,501
	Miami-Dade County Public Facilities, 4.375%, 06/01/2037, Series A,
	National-RE, Revenue, Callable 06/01/2015 @ 100 (d)	500,000	357,150
	Nassau County Public Improvement, 5.000%, 05/01/2021, National-RE,
	Revenue (d)	1,260,000	1,280,462

			2,750,609

0.00%	Georgia
	Fulton County, Georgia Development Authority, Zero Coupon, 05/01/2033 (f)	105,000	788

2.26%	Illinois
	Chicago O’Hare International Airport:
	4.000%, 01/01/2012, Series A, FSA, Revenue (e)	500,000	514,590
	5.250%, 01/01/2016, Series B, National-RE, Revenue (d)	260,000	275,228
	City of Bellwood, 4.450%, 12/01/2020, Series B, National-RE, GO,
	Callable 12/01/2015 @ 100	100,000	103,394
	Cook County Community School District No. 97 Oak Park, 9.000%,
	12/01/2015, Series B, National-RE FGIC, GO (d)	300,000	411,588

			1,304,800

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Principal	Value

3.57%	Indiana
	Hammond Local Public Improvement Bond Bank, 4.500%, 08/15/2017,
	Series A, XCLA, Revenue, Callable 08/15/2011 @ 100 (d)	$520,000	$519,256
	Indiana State Fair Common Fairgrounds, 4.200%, 01/01/2014, AMBAC,
	Revenue, Callable 01/01/2013 @ 100 (d)	390,000	414,699
	Indianapolis Local Public Improvement Bond Bank, Waterworks Project,
	5.500%, 01/01/2019, Series A, National-RE, Revenue,
	Prerefunded 07/01/2012 @ 100	1,000,000	1,130,080

			2,064,035

1.97%	Kansas
	Miami County Unified School District No. 416, 5.000%, 09/01/2016,
	National-RE, GO (d)	1,000,000	1,138,310

1.11%	Massachusetts
	Massachusetts State Health & Educational Facilities Authority, 4.500%,
	10/01/2031, Series F, National-RE FGIC, Revenue,
	Callable 10/01/2016 @ 100 (d)	750,000	642,818

4.49%	Michigan
	City of Detroit, 5.000%, 04/01/2012, Series C, FSA, GO	50,000	49,181
	Michigan State, 6.250%, 11/01/2009, GO, Prerefunded 11/01/2009
	@ 100 (d)	2,000,000	2,161,460
	Plymouth-Canton Community School District, 5.250%, 05/01/2015,
	Q-SBLF, GO, Callable 05/01/2013 @ 100 (d)	350,000	385,623

			2,596,264

0.09%	Mississippi
	Itawamba Community College District, 5.000%, 02/01/2011,
	XLCA-ICR, GO	50,000	53,187

3.49%	Missouri
	Joint Municipal Electric Utility Commission Power Project:
	5.000%, 01/01/2015, National-RE, Revenue (d)	620,000	622,988
	5.000%, 01/01/2042, Series A, AMBAC, Revenue,
	Callable 01/01/2017 @ 100 (d)	585,000	530,250
	St. Louis Airport, 5.000%, 07/01/2015, Series A, FSA, Revenue (d)	825,000	863,165

			2,016,403

0.87%	Nevada
	Clark County, 4.500%, 06/01/2018, FSA, GO, Callable 06/01/2016
	@ 100 (d)	275,000	284,589
	North Las Vegas Local Improvement, 4.125%, 12/01/2014, AMBAC,
	Special Assessment (d)	255,000	220,147

			504,736

1.76%	New Jersey
	Hoboken Municipal Hospital Authority, 4.450%, 07/01/2021, Series A,
	FSA Municipal Government Guaranteed, Revenue,
	Callable 07/01/2017 @ 100 (d)	1,000,000	1,017,760

0.90%	New Mexico
	Tucumcari Municipal Gross Receipt Lodgers Tax Revenue, 4.625%,
	06/01/2017, National-RE, Revenue, Callable 06/01/2010 @ 100 (e)	510,000	518,073

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Principal	Value

1.32%	New York
	City of Utica Public Improvement, 4.750%, 04/01/2015, FSA, GO (d)	$335,000	$363,669
	Erie County Public Improvement, 5.000%, 12/01/2015, Series A,
	National-RE, GO	100,000	105,313
	Troy Industrial Development Authority Civic Facility, 4.050%, 04/01/2037,
	Series E, Revenue, Callable 09/01/2011 @ 100 (c) (d)	290,000	294,684

			763,666

3.08%	Ohio
	Cincinnati City School District Classroom, Facilities Construction and
	Improvement, 5.000%, 12/01/2024, FSA, GO, Prerefunded
	12/01/2013 @ 100	1,000,000	1,150,750
	City of Cleveland Various Purpose, 5.500%, 12/01/2013, National-RE,
	GO, Callable 12/01/2012 @ 100 (d)	570,000	628,693

			1,779,443

3.11%	Pennsylvania
	Allegheny County, 5.375%, 11/01/2017, Series C-54, National-RE, GO,
	Prerefunded 11/01/2012 @ 100	1,125,000	1,279,631
	Philadelphia Authority for Industrial Development, 5.000%, 12/01/2016,
	National-RE FGIC, Revenue (d)	500,000	519,780

			1,799,411

1.96%	South Carolina
	Beaufort County, 8.000%, 03/01/2016, National-RE State Aid
	Withholding, GO (d)	850,000	1,132,685

14.18%	Texas
	Austin Electric Utility System, 5.500%, 11/15/2015, Series A, AMBAC,
	Revenue (d)	500,000	567,890
	Brazoria County Municipal Utility District No. 26, 4.600%, 09/01/2028,
	FGIC, GO, Callable 09/01/2013 @ 100	100,000	90,859
	City of Midlothian, 5.500%, 08/15/2013, National-RE, GO (d)	175,000	197,683
	City of Rowlett, 4.500%, 02/15/2014, National-RE, GO (d)	715,000	781,359
	Dallas Area Rapid Transit, 5.250%, 12/01/2043, Revenue,
	Callable 12/01/2018 @ 100 (d)	1,500,000	1,538,520
	Dallas-Fort Worth International Airport Facility Improvement Corp.,
	6.000%, 11/01/2014, Revenue, Callable 06/08/2009 @ 100	140,000	72,733
	Laguna-Madre Water District, 4.500%, 03/01/2024, AMBAC, Revenue,
	Callable 03/01/2016 @ 100 (d)	595,000	599,141
	Lubbock Municipal Drainage Utilities, 4.750%, 02/15/2022, Series D,
	National-RE, GO, Prerefunded 02/15/2012 @ 100	500,000	548,055
	Municipal Power Agency, Zero Coupon, 09/01/2010, AMBAC,
	Revenue (d)	250,000	242,395
	Northwest Harris County Municipal Utility District No. 5, 5.500%,
	05/01/2016, Series A, AMBAC, GO (d)	585,000	628,079
	Pearland Waterworks & Sewer Systems, 6.000%, 09/01/2011, AMBAC,
	Revenue (d)	135,000	149,465
	Port Arthur Independent School District, 5.000%, 02/15/2014, AMBAC,
	GO (d)	840,000	928,805
	State Turnpike Authority, Zero Coupon, 08/15/2015, Series A, AMBAC,
	Revenue (d)	705,000	515,172
	Tarrant County, Texas Health Facilities, 5.000%, 12/01/2019, FSA, Revenue,
	Callable 12/01/2017 @ 100 (d)	250,000	263,163
	Upper Trinity Regional Water District, 4.000%, 08/01/2020, XCLA, Revenue,
	Callable 02/01/2017 @ 100 (d)	1,100,000	1,073,644

			8,196,963

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description		Principal	Value

0.63%	U.S. Territories
	Northern Mariana Islands Commonwealth, 6.750%, 10/01/2013,
	Series A, GO, Prerefunded 10/01/2013 @ 100		$300,000	$362,334

1.32%	Virginia
	Virginia Public School Authority, School Financing, 5.000%, 08/01/2010,
	Series C, Revenue		725,000	762,823

4.94%	Washington
	Cowlitz County School District No. 122 Longview, 5.500%, 12/01/2017,
	FSA School Board Guaranty, GO, Prerefunded 12/01/2011 @ 100		620,000	691,009
	Energy Northwest Wind Project, 5.000%, 07/01/2015, Series A, AMBAC,
	Revenue (d)		700,000	785,652
	Washington State Higher Education Facilities Authority, 5.000%,
	11/01/2020, RADIAN, Revenue (d)		200,000	173,632
	Washington State University Athletic Facilities:
	4.000%, 10/01/2016, AMBAC, Revenue (d)		570,000	621,425
	4.000%, 10/01/2017, AMBAC, Revenue, Callable 04/01/2017 @ 100 (d)		555,000	581,829

				2,853,547

	Total Municipal Bonds
	(Cost $36,899,743)			37,418,430

0.20%	FOREIGN BONDS
0.20%	Financial Services
	General Electric Capital Corp., 6.750%, 09/26/2016, Series EMTN	NZD	250,000	115,248

	Total Foreign Bonds
	(Cost $173,867)			115,248

			Shares

38.26%	EXCHANGE TRADED/CLOSED-END FUNDS
0.05%	Asset Allocation Closed-End Fund
	Cohen & Steers REIT and Preferred Income Fund, Inc.		4,439	26,057

2.49%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (a)		40,037	992,517
	ProShares Ultra DJ-AIG Commodity (a)		23,402	444,638

				1,437,155

0.10%	Equity Closed-End Fund
	Cohen & Steers Quality Income Realty Fund, Inc.		16,381	58,480

0.82%	Equity Exchange Traded Fund
	iShares Dow Jones U.S. Real Estate Index Fund		14,410	475,818

29.15%	Municipal Closed-End Funds
	BlackRock Muni Intermediate Duration Fund, Inc.		5,473	64,417
	BlackRock MuniEnhanced Fund, Inc.		28,801	255,753
	BlackRock MuniHoldings California Insured Fund, Inc.		24,960	275,309
	BlackRock MuniHoldings Fund II, Inc.		7,320	82,936
	BlackRock MuniHoldings Fund, Inc.		6,340	75,890
	BlackRock MuniHoldings Insured Fund II, Inc. (e)		45,688	491,603
	BlackRock MuniHoldings Insured Fund, Inc. (e)		44,273	481,247
	BlackRock MuniHoldings Insured Investment Fund (e)		43,657	484,156
	BlackRock MuniHoldings New Jersey Insured Fund, Inc. (e)		36,129	437,161
	BlackRock MuniHoldings New York Insured Fund, Inc. (e)		28,232	304,906
	BlackRock MuniYield California Fund, Inc.		47,573	538,526
	BlackRock MuniYield California Insured Fund, Inc. (e)		23,172	258,136
	BlackRock MuniYield Insured Investment Fund (e)		13,233	146,886
	BlackRock MuniYield Investment Fund		11,401	124,841
	BlackRock MuniYield Michigan Insured Fund II, Inc. (e)		24,782	250,794
	BlackRock MuniYield Michigan Insured Fund, Inc. (e)		30,775	331,447

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	BlackRock MuniYield New Jersey Fund, Inc.	11,953	$145,109
	BlackRock MuniYield New Jersey Insured Fund, Inc. (e)	14,754	176,310
	BlackRock MuniYield New York Insured Fund, Inc.	14,240	151,229
	BlackRock MuniYield Pennsylvania Insured Fund (e)	24,370	289,272
	BlackRock MuniYield Quality Fund II, Inc. (e)	35,214	357,774
	BlackRock MuniYield Quality Fund, Inc.	26,766	329,757
	Dreyfus Municipal Income, Inc.	6,351	48,268
	Dreyfus Strategic Municipal Bond Fund, Inc.	40,551	268,042
	DTF Tax-Free Income, Inc. (e)	16,380	208,517
	DWS Municipal Income Trust (e)	19,452	190,241
	MBIA Capital/Claymore Managed Duration Investment Grade
	Municipal Fund	14,996	160,307
	MFS Investment Grade Municipal Trust	3,290	25,563
	Morgan Stanley California Insured Municipal Income Trust	19,601	223,451
	Morgan Stanley California Quality Municipal Securities	14,507	149,567
	Morgan Stanley Insured Municipal Trust (e)	8,494	103,882
	Morgan Stanley Quality Municipal Securities	8,959	104,104
	Neuberger Berman Intermediate Municipal Fund, Inc. (e)	36,487	457,912
	Nuveen California Dividend Advantage Municipal Fund II (e)	31,405	354,877
	Nuveen California Investment Quality Municipal Fund (e)	16,758	186,014
	Nuveen California Performance Plus Municipal Fund, Inc. (e)	25,296	274,968
	Nuveen California Quality Income Municipal Fund (e)	26,855	316,889
	Nuveen California Select Quality Municipal Fund (e)	30,639	348,672
	Nuveen Florida Investment Quality Municipal Fund (e)	39,117	436,546
	Nuveen Florida Quality Income Municipal Fund (e)	36,499	424,118
	Nuveen Georgia Premium Income Municipal Fund (e)	29,182	352,810
	Nuveen Insured California Dividend Advantage Municipal Fund	9,855	117,964
	Nuveen Insured Dividend Advantage Municipal Fund (e)	24,392	309,534
	Nuveen Insured Florida Premium Income Municipal Fund (e)	42,241	509,426
	Nuveen Insured Municipal Opportunity Fund, Inc. (e)	51,411	624,644
	Nuveen Insured New York Premium Income Municipal Fund	16,295	197,007
	Nuveen Insured Premium Income Municipal Fund II (e)	32,396	359,596
	Nuveen Insured Tax-Free Advantage Municipal Fund	11,280	141,338
	Nuveen Michigan Premium Income Municipal Fund (e)	4,732	51,342
	Nuveen Michigan Quality Income Municipal Fund (e)	33,877	379,084
	Nuveen Municipal Market Opportunity Fund	4,888	57,287
	Nuveen New Jersey Investment Quality Municipal Fund (e)	35,368	402,134
	Nuveen New Jersey Premium Income Municipal Fund	7,734	92,499
	Nuveen New York Dividend Advantage Municipal Fund (e)	13,176	158,244
	Nuveen New York Investment Quality Municipal Fund (e)	33,239	406,845
	Nuveen New York Performance Plus Municipal Fund	4,934	60,392
	Nuveen New York Quality Income Municipal Fund (e)	27,908	334,617
	Nuveen New York Select Quality Municipal Fund (e)	23,347	279,464
	Nuveen Ohio Quality Income Municipal Fund	1,507	20,480
	Nuveen Pennsylvania Investment Quality Municipal Fund (e)	16,042	181,916
	Nuveen Pennsylvania Premium Income Municipal Fund II (e)	67,326	714,329
	Nuveen Performance Plus Municipal Fund	3,681	45,718
	Nuveen Premier Insured Municipal Income Fund, Inc. (e)	17,768	225,298
	Nuveen Premium Income Municipal Fund IV	6,700	71,087
	Pioneer Municipal High Income Trust	4,015	41,756
	Western Asset Municipal Partners Fund, Inc. (e)	31,983	377,399

			16,847,607

0.07%	Municipal Exchange Traded Fund
	PowerShares Insured National Municipal Bond Portfolio	1,845	41,605

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

4.26%	Taxable Fixed Income Closed-End Funds
	AllianceBernstein Income Fund, Inc.	8,096	$59,748
	BlackRock Core Bond Trust	6,767	70,174
	BlackRock Income Trust (e)	30,096	183,887
	Dreyfus High Yield Strategies Fund (e)	61,658	170,793
	Eaton Vance Senior Income Trust	8,120	34,510
	Eaton Vance Short Duration Diversified Income Fund (e)	20,800	275,392
	Evergreen Multi-Sector Income Fund (e)	21,688	238,568
	First Trust/Four Corners Senior Floating Rate Income Fund II	6,284	59,070
	Global Income & Currency Fund	9,260	126,399
	LMP Corporate Loan Fund, Inc.	5,700	44,289
	MFS Charter Income Trust (e)	44,764	343,788
	MFS InterMarket Income Trust I	8,438	59,910
	MFS Multimarket Income Trust (e)	47,570	257,829
	Morgan Stanley Emerging Markets Debt Fund, Inc. (e)	9,966	75,443
	Nuveen Floating Rate Income Fund	11,480	75,768
	Nuveen Floating Rate Income Opportunity Fund	6,659	43,150
	Nuveen Global Government Enhanced Income Fund	1,853	30,463
	Nuveen Multi-Currency Short-Term Government Income Fund (e)	8,444	110,532
	Putnam Premier Income Trust	21,861	94,002
	Van Kampen Dynamic Credit Opportunities Fund	7,401	55,804
	Van Kampen Senior Income Trust	18,236	52,702

			2,462,221

1.32%	Taxable Fixed Income Exchange Traded Fund
	iShares S&P U.S. Preferred Stock Index Fund	28,646	764,848

	Total Exchange Traded/Closed-End Funds
	(Cost $20,010,105)		22,113,791

2.47%	PREFERRED STOCKS
2.43%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (c)	9,029	39,276
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (c)	8,265	44,300
	Bank of America Corp.:
	4.000%, Series E, Callable 11/15/2011 @ $25 (c)	2,986	28,158
	8.200%, Series H, Callable 05/01/2013 @ $25	912	13,771
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	5,161	82,008
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (c)	4,464	109,770
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25	4,035	43,699
	Countrywide Capital IV, 6.750%, Callable 06/08/2009 @ $25	1,485	17,850
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25	10,774	123,793
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (c)	8,120	179,858
	KeyCorp Capital X, 8.000%, Callable 03/15/2013 @ $25	9,806	135,519
	Morgan Stanley, 4.000%, Series A, Callable 07/15/2011 @ $25 (c)	7,805	81,250
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	5,585	90,645
	PNC Financial Services Group, Inc., 9.875%, Series F,
	Callable 02/01/2013 @ $25 (c)	4,297	92,171
	U.S. Bancorp, 7.875%, Series D, Callable 04/15/2013 @ $25	2,411	54,489
	Wells Fargo Capital Trust IV, 7.000%, Callable 06/08/2009 @ $25	7,600	163,020
	Wells Fargo Capital XIV, 8.625%, Callable 09/15/2013 @ $25	4,423	106,727

			1,406,304

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Contracts	Value

0.04%	U.S. Government & Agency
	Fannie Mae:
	0.000%, Series S, Callable 12/31/2010 @ $25 (c)	6,680	$5,544
	4.590%, Series G, Callable 09/30/2010 @ $50 (c)	5,470	5,196
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	10,295	3,809
	5.700%, Series R, Callable 06/08/2009 @ $50	6,730	5,721

			20,270

	Total Preferred Stocks
	(Cost $1,380,689)		1,426,574

0.67%	PURCHASED OPTIONS (a)
	CBOE SPX Volatility Index, 05/20/2009, Call @ $40	455	68,250
	SPDR Trust Series 1:
	05/16/2009, Call @ $81	625	42,500
	05/16/2009, Call @ $83	707	74,235
	05/16/2009, Call @ $84	279	36,828
	05/16/2009, Call @ $85	730	118,260
	05/16/2009, Call @ $86	222	43,956

	Total Purchased Options
	(Cost $678,271)		384,029

		Shares

2.15%	SHORT-TERM INVESTMENT
	Dreyfus Tax Exempt Cash Management Fund, 0.81% (g)	1,243,615	1,243,615

	Total Short-Term Investment
	(Cost $1,243,615)		1,243,615

108.79%	Total Investments
	(Cost $60,823,022)		62,869,985

(8.79)%	Net other assets (liabilities)		(5,077,927)

100.00%	NET ASSETS		$57,792,058

(a)	Non-income producing securities.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At April 30, 2009, these securities amounted to $167,305 or 0.29% of net assets. The Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	All or a portion of the security is pledged as collateral for securities sold short.
(e)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(f)	Default Resolution.
(g)	Rate represents effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
COP	Certificate of Participation
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
FSA	Insured by Financial Security Assurance
MBIA	Insured by Municipal Bond Insurance Organization Association
RADIAN	Insured by Radian Asset Assurance, Inc.
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Principal	Value

21.95%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note 2.625%, 05/31/2010	$12,400,000	$12,682,881

	Total U.S. Treasury Securities Sold Short
	(Proceeds $12,371,768)		$12,682,881

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

FOREIGN CURRENCY
TO BUY:
Australia Dollar	1,030,019	$748,143	05/08/2009	$35,370
British Sterling Pound	836,825	1,237,947	05/08/2009	29,302
Canadian Dollar	2,024,704	1,696,776	05/08/2009	91,575
European Euro	221,395	292,920	05/08/2009	4,154
New Zealand Dollar	1,223,799	691,949	05/08/2009	6,622

				167,023

TO SELL:
Australia Dollar	203,024	147,465	05/08/2009	(2,464)
Canadian Dollar	672,633	563,691	05/08/2009	1,310
European Euro	221,395	292,920	05/08/2009	(391)
Japanese Yen	70,441,170	714,353	05/08/2009	(455)
New Zealand Dollar	276,195	156,164	05/08/2009	3,836

				1,836

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$168,859

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
S&P 500 E-mini, expires 06/19/2009		6	$261,000	$1,259
U.S. 2 Year Note, expires 06/30/2009		20	4,350,938	14,333

				15,592

FUTURES CONTRACTS SOLD SHORT
Nasdaq 100 E-mini, expires 06/19/2009		74	2,062,380	(19,986)
U.S. 5 Year Note, expires 06/30/2009		36	4,217,063	27,796
U.S. 10 Year Note, expires 06/19/2009		12	1,451,250	39,163
U.S. Long Bond, expires 06/19/2009		11	1,348,187	75,430

				122,403

Total				$137,995

	Underlying		Notional	Buy/Sell	Pay/Receive	Expiration	Market	Unrealized
	Instrument	Counterparty	Amount	Protection	Fixed Rate	Date	Value	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity
AA Index,
Series 2007-1		Barclays	$900,000	Sell	0.150%	08/25/2037	$(872,985)	$(200,873)

							$(872,985)	$(200,873)

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2009
% of
Net Assets	Description		Principal	Value

14.16%	CORPORATE BONDS
8.57%	Airlines
	American Airlines, Inc., 7.377%, 05/23/2019, Series 01-1 (a)		$106,762	$48,043
	Continental Airlines, Inc.:
	6.748%, 03/15/2017, Series 981B (a)		15,876	10,796
	7.566%, 03/15/2020, Series 992B (a)		35,084	24,910
	8.388%, 11/01/2020, Series 001B (a)		121,135	79,949
	Delta Airlines, Inc.:
	7.570%, 11/18/2010, Series 00A2 (a)		75,000	69,750
	7.920%, 11/18/2010, Series 001B (a)		150,000	123,000
	Northwest Airlines, Inc.:
	6.841%, 04/01/2011, Series 1A-2 (a)		250,000	217,500
	7.691%, 04/01/2017, Series 01-B (a)		63,071	34,689
	United Airlines, Inc. 7.336%, 07/02/2019 (a) (b)		35,585	17,437

				626,074

0.39%	Automotive
	General Motors Corp. 8.375%, 07/15/2033 (c)		320,000	28,800

5.04%	Financial Services
	Bank of America Corp., 4.750%, 03/15/2016, Callable 06/08/2009 @ 100		10,000	7,234
	Deutsche Bank Trust Corp. 7.500%, 11/15/2015		4,000	3,865
	General Motors Acceptance Corp. 7.000%, 02/01/2012 (b) (c)		215,000	176,414
	Lehman Brothers Holdings 6.500%, 07/19/2017 (c) (d)		195,000	20
	Morgan Stanley & Co., Inc., 5.450%, 01/09/2017, Series EMTN (a) (e)		50,000	44,773
	Nuveen Investments 5.500%, 09/15/2015 (c)		400,000	136,000
	Washington Mutual Bank NV, 6.875%, 06/15/2011, Series 11 (a) (d)		90,000	112

				368,418

0.16%	Industrials
	Occidental Petroleum Corp. 8.750%, 01/15/2023		10,000	11,674

	Total Corporate Bonds
	(Cost $1,912,160)			1,034,966

0.39%	COLLATERALIZED MORTGAGE OBLIGATIONS
0.39%	U.S. Government & Agency
	Federal National Mortgage Association 4.500%, 05/25/2019 (a)		27,727	28,469

	Total Collateralized Mortgage Obligations
	(Cost $25,456)			28,469

4.15%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank 5.750%, 12/07/2028 (a)		43,000	44,175
	Federal Home Loan Bank:
	5.685%, 09/17/2018 (a)		25,000	28,925
	7.125%, 02/15/2030 (c)		90,000	110,496
	Federal National Mortgage Association 8.280%, 01/10/2025 (a)		20,000	28,399
	Tennessee Valley Authority 7.125%, 05/01/2030 (c)		75,000	91,343

	Total U.S. Government & Agency
	(Cost $284,956)			303,338

1.68%	FOREIGN BONDS
1.20%	Banks
	Inter-American Development Bank 6.250%, 06/22/2016 (a)	NZD	150,000	87,952

0.48%	Sovereign Bonds
	Federal Republic of Brazil 12.500%, 01/05/2016 (a)	BRL	40,000	18,913
	Mexican Bonos de Desarrollo 7.250%, 12/15/2016	MXN	220,000	15,780

				34,693

	Total Foreign Bonds
	(Cost $144,523)			122,645

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Principal	Value

10.65%	TAXABLE MUNICIPAL BONDS
2.29%	California
	Kern County Pension Obligation, Zero Coupon, 08/15/2020,
	National-RE, Revenue (a)	$100,000	$33,271
	Monrovia Redevelopment Agency Tax Allocation, 5.600%, 05/01/2023,
	AMBAC, Revenue, Callable 05/01/2013 @ 102 (c)	35,000	26,999
	Pinole Redevelopment Agency, 5.600%, 08/01/2020, AMBAC, Tax Allocation,
	Callable 08/01/2014 @ 102 (a)	25,000	22,850
	San Bernardino JT Powers, 6.150%, 05/01/2027, AMBAC, Tax Allocation,
	Callable 05/01/2016 @ 100	15,000	12,325
	Santa Fe Springs Community Development, 5.350%, 09/01/2018,
	National-RE, Tax Allocation, Callable 09/01/2016 @ 100 (a)	25,000	22,235
	Solano County, 5.140%, 01/15/2014, XLCA, Revenue (a)	50,000	49,402

			167,082

0.36%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.590%,
	10/01/2025, Series C, National-RE, Revenue, Callable
	10/01/2015 @ 100 (c)	30,000	26,720

0.31%	Florida
	Pembroke Pines Communication Services, 4.750%, 10/01/2019, AMBAC,
	Revenue, Callable 10/01/2014 @ 100 (a)	25,000	22,788

1.16%	Georgia
	College Park, 5.868%, 01/01/2021, National-RE FGIC, Revenue (c)	70,000	58,706
	Savannah Hospital Authority, 6.625%, 07/01/2018, FSA, Revenue,
	Callable 07/01/2013 @ 100 (c)	25,000	25,984

			84,690

0.07%	Illinois
	Development Finance Authority, 6.000%, 03/01/2012, National-RE, Revenue	5,000	5,144

0.36%	Indiana
	Pike County School Corp., 5.000%, 01/05/2020, XLCA State Aid
	Withholding, GO, Callable 01/05/2015 @ 100 (c)	30,000	26,501

0.47%	Maryland
	State Transportation Authority, 6.480%, 07/01/2022, National-RE,
	Revenue (c)	35,000	34,102

0.92%	Michigan
	Flat Rock Tax Increment, 5.375%, 10/01/2011, GO (a)	65,000	66,923

2.43%	New Jersey
	City of Linden, 5.950%, 04/01/2033, National-RE, GO (a)	20,000	16,659
	Union County Improvement Authority Sewer System Lease, 6.640%,
	04/01/2022, AMBAC, Revenue (c)	165,000	160,606

			177,265

0.47%	Oregon
	School Boards Association, 5.680%, 06/30/2028, FGIC, GO (c)	40,000	34,500

1.47%	Texas
	Gatesville Texas, 5.700%, 09/01/2019, CIFG, GO, Callable 09/01/2017
	@ 100 (c)	115,000	107,165

0.34%	Wisconsin
	Menasha Steam Utility, 4.350%, 09/01/2009, Revenue, Callable
	06/08/2009 @ 100 (a)	25,000	25,039

	Total Taxable Municipal Bonds
	(Cost $850,346)		777,919

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

6.89%	PREFERRED STOCKS
6.64%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (e)	2,942	$12,798
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (e)	2,399	12,859
	Bank of America Corp.:
	4.000%, Series E, Callable 11/15/2011 @ $25 (e)	1,296	12,221
	8.200%, Series H, Callable 05/01/2013 @ $25	272	4,107
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	1,959	31,129
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (e)	1,875	46,106
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25 (a)	1,425	15,433
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25 (a)	4,669	53,647
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (c) (e)	2,113	46,803
	KeyCorp Capital X, 8.000%, Callable 03/15/2013 @ $25 (a)	3,725	51,479
	Morgan Stanley, 4.000%, Series A, Callable 07/15/2011 @ $25 (e)	3,385	35,238
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	2,374	38,530
	PNC Financial Services Group, Inc., 9.875%, Series F, Callable 02/01/2013
	@ $25 (a) (e)	2,669	57,250
	Preferred Blocker, Inc., 7.000%, Callable 12/31/2011 @ $1,000 (b) (c)	45	13,503
	U.S. Bancorp, 7.875%, Series D, Callable 04/15/2013 @ $25	937	21,176
	Wells Fargo Capital Trust IV, 7.000%, Callable 06/08/2009 @ $25	940	20,163
	Wells Fargo Capital XIV, 8.625%, Callable 09/15/2013 @ $25	539	13,006

			485,448

0.25%	U.S. Government & Agency
	Fannie Mae:
	0.000%, Series S, Callable 12/31/2010 @ $25 (e)	6,680	5,544
	4.590%, Series G, Callable 09/30/2010 @ $50 (e)	5,470	5,197
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	8,235	3,047
	5.700%, Series R, Callable 06/08/2009 @ $50	5,385	4,577

			18,365

	Total Preferred Stocks
	(Cost $544,013)		503,813

73.08%	EXCHANGE TRADED/CLOSED-END FUNDS
0.80%	Asset Allocation Closed-End Funds
	Cohen & Steers REIT and Preferred Income Fund, Inc. (a)	3,823	22,441
	TS&W/Claymore Tax-Advantaged Balanced Fund (a)	4,848	36,312

			58,753

7.10%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (c) (f)	7,886	195,494
	ProShares Ultra DJ-AIG Commodity (c) (f)	17,016	323,304

			518,798

5.37%	Equity Closed-End Funds
	BlackRock Strategic Dividend Achievers Trust (a)	4,499	33,832
	Cohen & Steers Quality Income Realty Fund, Inc. (a)	3,082	11,003
	Cohen & Steers REIT and Utility Income Fund, Inc. (a)	1,519	8,856
	Cohen & Steers Worldwide Realty Income Fund, Inc. (a)	2,000	6,120
	First Trust Enhanced Equity Income Fund (c)	4,636	39,313
	ING Clarion Global Real Estate Income Fund (a)	4,273	17,690
	Liberty All-Star Equity Fund (a)	27,929	95,238
	Liberty All-Star Growth Fund, Inc. (a)	5,512	14,662
	Madison Strategic Sector Premium Fund (c)	5,605	52,967
	Nuveen Equity Premium & Growth Fund (c)	6,454	70,026
	Nuveen Equity Premium Advantage Fund (a)	1,598	17,067

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (Continued)
	RMR Asia Real Estate Fund (a) (f)	3,500	$22,750
	Seligman Lasalle International Real Estate Fund, Inc. (a)	500	2,520

			392,044

3.47%	Equity Exchange Traded Funds
	iShares Dow Jones U.S. Real Estate Index Fund	7,137	235,664
	iShares FTSE/Xinhua China 25 Index Fund (a)	560	17,909

			253,573

14.32%	Municipal Closed-End Funds
	BlackRock MuniEnhanced Fund, Inc.	1,256	11,153
	BlackRock MuniHoldings California Insured Fund, Inc. (a)	4,444	49,017
	BlackRock MuniHoldings Fund II, Inc.	1,704	19,306
	BlackRock MuniHoldings Fund, Inc.	1,185	14,184
	BlackRock MuniHoldings Insured Fund II, Inc. (a)	3,625	39,005
	BlackRock MuniHoldings Insured Fund, Inc. (a)	3,336	36,262
	BlackRock MuniHoldings Insured Investment Fund	654	7,253
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.	1,016	12,294
	BlackRock MuniHoldings New York Insured Fund, Inc.	1,328	14,342
	BlackRock MuniYield California Fund, Inc.	3,970	44,940
	BlackRock MuniYield California Insured Fund, Inc.	774	8,622
	BlackRock MuniYield Insured Fund, Inc.	1,392	15,632
	BlackRock MuniYield Insured Investment Fund	859	9,535
	BlackRock MuniYield Michigan Insured Fund II, Inc.	1,019	10,312
	BlackRock MuniYield New Jersey Fund, Inc.	1,382	16,777
	BlackRock MuniYield Pennsylvania Insured Fund	787	9,342
	BlackRock MuniYield Quality Fund II, Inc. (a) (c)	3,191	32,421
	BlackRock MuniYield Quality Fund, Inc.	2,320	28,582
	Dreyfus Municipal Income, Inc.	980	7,448
	Dreyfus Strategic Municipal Bond Fund, Inc.	2,256	14,912
	Dreyfus Strategic Municipals, Inc. (a)	1,108	7,712
	DWS Municipal Income Trust	1,128	11,032
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	821	8,776
	MFS Investment Grade Municipal Trust (a)	3,801	29,534
	Morgan Stanley California Insured Municipal Income Trust	1,572	17,921
	Morgan Stanley California Quality Municipal Securities	3,416	35,219
	Neuberger Berman Intermediate Municipal Fund, Inc.	997	12,512
	Nuveen California Dividend Advantage Municipal Fund II (a)	2,402	27,143
	Nuveen California Investment Quality Municipal Fund	1,030	11,433
	Nuveen California Municipal Market Opportunity Fund	1,900	21,052
	Nuveen California Performance Plus Municipal Fund, Inc.	1,524	16,566
	Nuveen California Quality Income Municipal Fund	709	8,366
	Nuveen California Select Quality Municipal Fund	2,888	32,865
	Nuveen Connecticut Premium Income Municipal Fund	737	9,124
	Nuveen Dividend Advantage Municipal Fund	904	10,604
	Nuveen Dividend Advantage Municipal Fund III	500	6,065
	Nuveen Florida Investment Quality Municipal Fund (a)	1,286	14,352
	Nuveen Florida Quality Income Municipal Fund (a)	4,005	46,538
	Nuveen Insured California Dividend Advantage Municipal Fund	759	9,085
	Nuveen Insured Dividend Advantage Municipal Fund	1,278	16,218
	Nuveen Insured Florida Premium Income Municipal Fund (a)	3,666	44,212
	Nuveen Insured Municipal Opportunity Fund, Inc. (a)	2,783	33,813
	Nuveen Insured New York Premium Income Municipal Fund	1,261	15,245
	Nuveen Insured Premium Income Municipal Fund II (c)	2,812	31,213
	Nuveen Insured Tax-Free Advantage Municipal Fund (a)	1,920	24,058
	Nuveen New Jersey Investment Quality Municipal Fund	1,953	22,206
	Nuveen New York Dividend Advantage Municipal Fund	622	7,470

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Nuveen New York Investment Quality Municipal Fund (a)	1,904	$23,305
	Nuveen Ohio Quality Income Municipal Fund	334	4,539
	Nuveen Pennsylvania Investment Quality Municipal Fund	1,538	17,441
	Nuveen Pennsylvania Premium Income Municipal Fund II	605	6,419
	Nuveen Premier Insured Municipal Income Fund, Inc. (c)	1,702	21,581
	Nuveen Premium Income Municipal Fund IV	717	7,607
	Nuveen Select Quality Municipal Fund	556	6,794
	Pioneer Municipal High Income Trust (a)	411	4,274
	Western Asset Intermediate Municipal Fund, Inc.	493	4,112
	Western Asset Municipal Partners Fund, Inc.	1,591	18,774

			1,046,519

0.65%	Municipal Exchange Traded Fund
	PowerShares Insured National Municipal Bond Portfolio	2,110	47,581

23.49%	Taxable Fixed Income Closed-End Funds
	ACM Managed Dollar Income Fund	2,888	15,797
	AllianceBernstein Income Fund, Inc.	2,566	18,937
	American Income Fund, Inc.	1,250	7,700
	American Select Portfolio (a)	3,117	28,676
	BlackRock Core Bond Trust	1,407	14,591
	BlackRock Income Trust (c)	18,841	115,119
	Dreyfus High Yield Strategies Fund (a)	34,448	95,421
	DWS Strategic Income Trust (c)	2,578	22,557
	Eaton Vance Senior Income Trust	5,750	24,438
	Eaton Vance Short Duration Diversified Income Fund (c)	6,289	83,266
	Evergreen Multi-Sector Income Fund (c)	9,748	107,228
	First Trust/Four Corners Senior Floating Rate Income Fund	3,120	27,050
	First Trust/Four Corners Senior Floating Rate Income Fund II	4,496	42,262
	Franklin Templeton Limited Duration Income Trust (a)	1,310	12,510
	Global Income & Currency Fund (c)	6,528	89,107
	LMP Corporate Loan Fund, Inc.	3,108	24,149
	MFS Charter Income Trust (a)	18,369	141,074
	MFS InterMarket Income Trust I	1,236	8,776
	MFS Multimarket Income Trust (c)	24,429	132,405
	Montgomery Street Income Securities, Inc.	4,211	57,691
	Morgan Stanley Emerging Markets Debt Fund, Inc. (c)	4,492	34,004
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (c)	6,411	66,803
	Morgan Stanley Income Securities, Inc.	698	9,877
	Nuveen Floating Rate Income Fund	3,993	26,354
	Nuveen Floating Rate Income Opportunity Fund	4,099	26,562
	Nuveen Global Government Enhanced Income Fund (c)	593	9,749
	Nuveen Multi-Currency Short-Term Government Income Fund (c)	8,973	117,457
	Putnam Premier Income Trust	13,183	56,687
	Rivus Bond Fund	3,085	44,270
	Templeton Global Income Fund	890	7,138
	Transamerica Income Shares, Inc.	388	6,577
	Van Kampen Dynamic Credit Opportunities Fund	4,545	34,269
	Van Kampen Senior Income Trust	5,340	15,433
	Western Asset Emerging Markets Debt Fund, Inc. (c)	6,932	89,977
	Western Asset Emerging Markets Income Fund, Inc. (c)	5,701	51,480
	Western Asset Variable Rate Strategic Fund, Inc. (a)	1,893	20,880
	Western Asset Worldwide Income Fund, Inc. (a)	3,190	30,241

			1,716,512

17.88%	Taxable Fixed Income Exchange Traded Funds
	iShares Barclays Credit Bond Fund	842	78,744
	iShares Barclays Intermediate Credit Bond Fund	1,222	117,007

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Exchange Traded Funds (Continued)
	iShares iBoxx $ Investment Grade Corporate Bond Fund (c)	3,754	$361,135
	iShares S&P U.S. Preferred Stock Index Fund (c)	6,581	175,713
	SPDR Barclays Capital High Yield Bond ETF (c)	17,323	573,565

			1,306,164

	Total Exchange Traded/Closed-End Funds
	(Cost $5,128,538)		5,339,944

		Contracts

1.11%	PURCHASED OPTIONS(f)
	CBOE SPX Volatility Index, 05/20/2009, Call @ $40	82	12,300
	PowerShares QQQ, 05/16/2009, Put @ $34	80	6,720
	SPDR Trust Series I:
	05/16/2009, Put @ $81	77	5,236
	05/16/2009, Put @ $83	194	20,370
	05/16/2009, Put @ $84	52	6,864
	05/16/2009, Put @ $85	106	17,172
	05/16/2009, Put @ $86	64	12,672

	Total Purchased Options
	(Cost $135,931)		81,334

		Shares

2.88%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund 0.44% (g)	210,660	210,660

	Total Short-Term Investment
	(Cost $210,660)		210,660

114.99%	Total Investments
	(Cost $9,236,583)		8,403,088

(14.99)%	Net other assets (liabilities)		(1,095,708)

100.00%	NETS ASSETS		$7,307,380

(a)	All or a portion of the security is segregated in connection with foreign currency and futures contracts.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At April 30, 2009, these securities amounted to $207,354 or 2.84% of net assets. The Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	All or a portion of the security is pledged as collateral for securities sold short.
(d)	Default Resolution
(e)	Variable rate security.
(f)	Non-income producing securities.
(g)	Rate represents effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
CIFG	Insured by IXIS Financial Guaranty
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
FSA	Insured by Financial Security Assurance
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
SPDR	S&P Depositary Receipts
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description			Principal	Value

22.12%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note 2.625%, 05/31/2010			$1,580,000	$1,616,045

	Total U.S. Treasury Securities Sold Short
	(Proceeds $1,576,816)				$1,616,045

		Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)

	FOREIGN CURRENCY
	TO BUY:
	Australia Dollar	461,764	$335,397	05/08/2009	$15,856
	Brazilian Real	99,633	45,412	05/08/2009	1,942
	British Sterling Pound	162,565	240,488	05/08/2009	4,813
	Canadian Dollar	1,089,484	913,028	05/08/2009	49,265
	European Euro	94,408	124,908	05/08/2009	1,772
	Icelandic Krona	94,634,900	741,130	05/08/2009	(289,045)
	New Zealand Dollar	520,786	294,458	05/08/2009	2,818
	Singapore Dollar	294,582	198,969	05/08/2009	5,407
	South Korean Won	264,428,600	206,162	05/08/2009	11,299

					(195,873)

	TO SELL:
	Australia Dollar	91,011	66,105	05/08/2009	(1,105)
	Canadian Dollar	363,103	304,293	05/08/2009	707
	European Euro	94,408	124,908	05/08/2009	(166)
	Japanese Yen	16,038,788	162,651	05/08/2009	(104)
	New Zealand Dollar	129,467	73,202	05/08/2009	1,798
	Singapore Dollar	294,582	198,969	05/08/2009	(2,516)
	South Korean Won	264,428,600	206,162	05/08/2009	(11,586)

					(12,972)

	Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$(208,845)

				Notional	Unrealized
			Contracts	Value	Gain/(Loss)

	FUTURES CONTRACTS PURCHASED
	S&P E-mini, expires 06/19/2009		1	$43,500	$210
	U.S. 2 Year Note, expires 06/30/2009		2	435,094	1,434

					1,644

	FUTURES CONTRACTS SOLD SHORT
	NASDAQ 100 E-Mini, expires 06/19/2009		10	278,700	(2,751)
	U.S. 5 Year Note, expires 06/30/2009		4	468,563	3,088
	U.S. 10 Year Note, expires 06/19/2009		2	241,875	6,527
	U.S. Long Bond, expires 06/19/2009		1	122,563	6,857

					13,721

	Total				$15,365

Underlying		Notional	Buy/Sell	Pay/Receive	Expiration	Market	Unrealized
Instrument	Counterparty	Amount	Protection	Fixed Rate	Date	Value	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity
AA Index,
Series 2007-1	Barclays	$500,000	Sell	0.150%	08/25/2037	$(484,992)	$(111,596)

						$(484,992)	$(111,596)

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2009
% of
Net Assets	Description	Principal	Value

3.30%	CORPORATE BONDS
2.86%	Airlines
	Continental Airlines, Inc.:
	6.748%, 03/15/2017, Series 981B	$15,876	$10,796
	7.566%, 03/15/2020, Series 992B	46,779	33,213
	8.388%, 11/01/2020, Series 001B	16,824	11,104
	Delta Airlines, Inc., 7.920%, 11/18/2010, Series 001B	35,000	28,700
	Northwest Airlines, Inc., 7.691%, 04/01/2017, Series 01-B	15,224	8,373
	United Airlines, Inc. 7.336%, 07/02/2019 (a)	31,137	15,257

			107,443

0.44%	Financial Services
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable 01/15/2013
	@ 100 (a)(b)	30,000	11,407
	Prudential Financial, Inc. 5.000%, 05/15/2013	7,000	5,169

			16,576

	Total Corporate Bonds
	(Cost $197,012)		124,019

14.69%	COLLATERALIZED MORTGAGE OBLIGATIONS
14.69%	U.S. Government & Agency
	Federal Home Loan Mortgage Corporation:
	4.000%, 05/15/2016, Class CB, Series 2675 (c)	77,230	78,966
	4.000%, 09/15/2016, Class HA, Series 2672	66,338	68,023
	5.000%, 09/15/2016, Class OC, Series 2707 (c)	223,904	228,149
	5.500%, 08/15/2016, Class VA, Series R003	73,685	77,434
	Federal National Mortgage Association, 5.000%, 10/25/2017, Class KC,
	Series 2002-63 (c)	94,475	99,387

			551,959

	Total Collateralized Mortgage Obligations
	(Cost $527,354)		551,959

1.41%	U.S. GOVERNMENT & AGENCY
	Federal Home Loan Bank, 5.250%, 06/10/2011	25,000	26,926
	Federal Home Loan Mortgage Corporation, 5.250%, 08/01/2012	25,000	26,090

	Total U.S. Government & Agency
	(Cost $49,849)		53,016

2.23%	TAXABLE MUNICIPAL BONDS
0.68%	Florida
	Gainsville Post Taxable-Retiree Health Care, 4.460%, 10/01/2010,
	National-RE, Revenue	25,000	25,384

0.13%	Mississippi
	Development Bank, 5.900%, 07/01/2011, FSA, Revenue	5,000	5,016

0.72%	Tennessee
	Johnson City Public Building Authority, 7.000%, 09/01/2018, FGIC,
	Revenue, Prerefunded 09/01/2011 @ 100	25,000	27,225

0.70%	Washington
	Energy Northwest Electric, 5.100%, 07/01/2013, Revenue	25,000	26,336

	Total Taxable Municipal Bonds
	(Cost $79,599)		83,961

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

3.78%	PREFERRED STOCKS
3.69%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (b)	691	$3,006
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (b)	565	3,028
	Bank of America Corp.:
	4.000%, Series E, Callable 11/15/2011 @ $25 (b)	298	2,810
	8.200%, Series H, Callable 05/01/2013 @ $25	77	1,163
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	471	7,484
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (b)	466	11,459
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25	473	5,123
	Countrywide Capital IV, 6.750%, Callable 06/08/2009 @ $25	110	1,322
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25	637	7,319
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (b)	835	18,495
	KeyCorp Capital X, 8.000%, Callable 03/15/2013 @ $25	891	12,314
	Morgan Stanley, 4.000%, Series A, Callable 07/15/2011 @ $25 (b)	827	8,609
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	588	9,543
	PNC Financial Services Group, Inc., 9.875%, Series F,
	Callable 02/01/2013 @ $25 (b)	645	13,835
	U.S. Bancorp, 7.875%, Series D, Callable 04/15/2013 @ $25	198	4,475
	Wells Fargo Capital Trust IV, 7.000%, Callable 06/08/2009 @ $25	813	17,439
	Wells Fargo Capital XIV, 8.625%, Callable 09/15/2013 @ $25	470	11,341

			138,765

0.09%	U.S. Government & Agency
	Fannie Mae:
	0.000%, Series S, Callable 12/31/2010 @ $25 (b)	1,049	871
	5.375%, Series I, Callable 06/08/2009 @ $50	560	1,002
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	1,411	522
	5.700%, Series R, Callable 06/08/2009 @ $50	923	785

			3,180

	Total Preferred Stocks
	(Cost $136,174)		141,945

68.57%	EXCHANGE TRADED/CLOSED-END FUNDS
0.11%	Asset Allocation Closed-End Fund
	Cohen & Steers REIT and Preferred Income Fund, Inc.	685	4,021

4.85%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (d)	5,025	124,570
	ProShares Ultra DJ-AIG Commodity (d)	3,036	57,684

			182,254

0.19%	Equity Closed-End Fund
	Cohen & Steers Quality Income Realty Fund, Inc.	2,024	7,226

3.37%	Equity Exchange Traded Fund
	iShares Dow Jones U.S. Real Estate Index Fund	3,835	126,632

16.19%	Municipal Closed-End Funds
	BlackRock Muni Intermediate Duration Fund, Inc.	1,030	12,123
	BlackRock MuniEnhanced Fund, Inc.	749	6,651
	BlackRock MuniHoldings California Insured Fund, Inc.	1,106	12,199
	BlackRock MuniHoldings Fund II, Inc.	1,101	12,474
	BlackRock MuniHoldings Fund, Inc.	791	9,468
	BlackRock MuniHoldings Insured Fund II, Inc.	1,180	12,697
	BlackRock MuniHoldings Insured Fund, Inc.	1,082	11,761
	BlackRock MuniHoldings Insured Investment Fund	894	9,914
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.	859	10,394
	BlackRock MuniHoldings New York Insured Fund, Inc.	916	9,893

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	BlackRock MuniYield California Fund, Inc.	1,073	$12,146
	BlackRock MuniYield California Insured Fund, Inc.	887	9,881
	BlackRock MuniYield Insured Fund, Inc.	703	7,895
	BlackRock MuniYield Insured Investment Fund	420	4,662
	BlackRock MuniYield Investment Fund	577	6,318
	BlackRock MuniYield Michigan Insured Fund II, Inc.	1,099	11,122
	BlackRock MuniYield New Jersey Fund, Inc.	890	10,805
	BlackRock MuniYield New Jersey Insured Fund, Inc.	450	5,377
	BlackRock MuniYield New York Insured Fund, Inc.	907	9,632
	BlackRock MuniYield Pennsylvania Insured Fund	498	5,911
	BlackRock MuniYield Quality Fund II, Inc.	1,052	10,688
	BlackRock MuniYield Quality Fund, Inc.	921	11,347
	Dreyfus Municipal Income, Inc.	1,623	12,335
	Dreyfus Strategic Municipal Bond Fund, Inc.	2,020	13,352
	Dreyfus Strategic Municipals, Inc.	1,100	7,656
	DTF Tax-Free Income, Inc.	349	4,443
	DWS Municipal Income Trust	791	7,736
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	1,015	10,850
	MFS Investment Grade Municipal Trust	1,262	9,806
	Morgan Stanley California Insured Municipal Income Trust	959	10,933
	Morgan Stanley California Quality Municipal Securities	1,297	13,372
	Neuberger Berman Intermediate Municipal Fund, Inc.	543	6,815
	Nuveen California Dividend Advantage Municipal Fund II	784	8,859
	Nuveen California Investment Quality Municipal Fund	1,069	11,866
	Nuveen California Municipal Market Opportunity Fund	1,086	12,033
	Nuveen California Performance Plus Municipal Fund, Inc.	1,091	11,859
	Nuveen California Quality Income Municipal Fund	307	3,623
	Nuveen California Select Quality Municipal Fund	1,090	12,404
	Nuveen Connecticut Premium Income Municipal Fund	641	7,936
	Nuveen Dividend Advantage Municipal Fund	703	8,246
	Nuveen Dividend Advantage Municipal Fund III	351	4,258
	Nuveen Florida Investment Quality Municipal Fund	866	9,665
	Nuveen Florida Quality Income Municipal Fund	926	10,760
	Nuveen Insured California Dividend Advantage Municipal Fund	609	7,290
	Nuveen Insured Dividend Advantage Municipal Fund	898	11,396
	Nuveen Insured Florida Premium Income Municipal Fund	830	10,010
	Nuveen Insured Municipal Opportunity Fund, Inc.	947	11,506
	Nuveen Insured New York Premium Income Municipal Fund	322	3,893
	Nuveen Insured Premium Income Municipal Fund II	756	8,392
	Nuveen Insured Tax-Free Advantage Municipal Fund	1,052	13,182
	Nuveen Michigan Premium Income Municipal Fund	502	5,447
	Nuveen New Jersey Investment Quality Municipal Fund	1,152	13,098
	Nuveen New York Dividend Advantage Municipal Fund	625	7,506
	Nuveen New York Investment Quality Municipal Fund	949	11,616
	Nuveen New York Quality Income Municipal Fund	1,016	12,182
	Nuveen New York Select Quality Municipal Fund	1,097	13,131
	Nuveen Ohio Quality Income Municipal Fund	595	8,086
	Nuveen Pennsylvania Investment Quality Municipal Fund	916	10,387
	Nuveen Pennsylvania Premium Income Municipal Fund II	986	10,461
	Nuveen Premier Insured Municipal Income Fund, Inc.	625	7,925
	Nuveen Premium Income Municipal Fund IV	727	7,713
	Nuveen Select Quality Municipal Fund	566	6,917
	Western Asset Intermediate Municipal Fund, Inc.	426	3,553
	Western Asset Municipal Partners Fund, Inc.	1,052	12,414

			608,270

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

2.69%	Municipal Exchange Traded Funds
	PowerShares Insured National Municipal Bond Portfolio	253	$5,705
	SPDR Barclays Municipal Bond ETF	4,283	95,425

			101,130

16.92%	Taxable Fixed Income Closed-End Funds
	ACM Managed Dollar Income Fund	1,386	7,581
	AllianceBernstein Income Fund, Inc.	1,604	11,837
	American Income Fund, Inc.	1,956	12,049
	BlackRock Core Bond Trust	644	6,678
	BlackRock Income Trust (c)	13,255	80,988
	DWS Strategic Income Trust (c)	1,044	9,135
	Eaton Vance Short Duration Diversified Income Fund	3,033	40,157
	Evergreen Multi-Sector Income Fund (c)	1,291	14,201
	First Trust/Four Corners Senior Floating Rate Income Fund	677	5,869
	First Trust/Four Corners Senior Floating Rate Income Fund II	1,334	12,540
	Global Income & Currency Fund	2,838	38,739
	LMP Corporate Loan Fund, Inc.	902	7,008
	MFS Charter Income Trust (c)	10,349	79,480
	MFS InterMarket Income Trust I	1,262	8,960
	MFS Multimarket Income Trust (c)	16,060	87,045
	Montgomery Street Income Securities, Inc.	4,691	64,267
	Morgan Stanley Emerging Markets Debt Fund, Inc.	450	3,407
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	189	1,969
	Morgan Stanley Income Securities, Inc.	693	9,806
	Nuveen Floating Rate Income Fund	1,015	6,699
	Nuveen Floating Rate Income Opportunity Fund	1,046	6,778
	Nuveen Global Government Enhanced Income Fund (c)	1,068	17,558
	Nuveen Multi-Currency Short-Term Government Income Fund	2,994	39,191
	Putnam Premier Income Trust	3,961	17,032
	Templeton Global Income Fund	717	5,750
	Transamerica Income Shares, Inc.	394	6,678
	Van Kampen Dynamic Credit Opportunities Fund	1,142	8,611
	Van Kampen Senior Income Trust	1,998	5,774
	Western Asset Emerging Markets Debt Fund, Inc.	776	10,072
	Western Asset Emerging Markets Income Fund, Inc.	724	6,538
	Western Asset Variable Rate Strategic Fund, Inc.	326	3,596

			635,993

24.25%	Taxable Fixed Income Exchange Traded Funds
	iShares Barclays Credit Bond Fund	367	34,322
	iShares Barclays Intermediate Credit Bond Fund	130	12,448
	iShares Barclays MBS Bond Fund	1,495	158,216
	iShares iBoxx $ Investment Grade Corporate Bond Fund (c)	2,392	230,110
	iShares S&P U.S. Preferred Stock Index Fund	3,493	93,263
	SPDR Barclays Capital High Yield Bond ETF	6,134	203,097
	SPDR Barclays Capital Intermediate Term Credit Bond ETF	5,960	179,754

			911,210

	Total Exchange Traded/Closed-End Funds
	(Cost $2,304,153)		2,576,736

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Contracts	Value

0.93%	PURCHASED OPTIONS(d)
	CBOE SPX Volatility Index, 05/20/2009, Call @ $40	35	$5,250
	SPDR Trust Series I:
	05/16/2009, Put @ $81	55	3,740
	05/16/2009, Put @ $83	62	6,510
	05/16/2009, Put @ $84	25	3,300
	05/16/2009, Put @ $85	64	10,368
	05/16/2009, Put @ $86	30	5,940

	Total Purchased Options
	(Cost $60,442)		35,108

94.91%	Total Investments
	(Cost $3,354,583)		3,566,744

5.09%	Net other assets (liabilities)		191,156

100.00%	NET ASSETS		$3,757,900

(a)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At April 30, 2009, these securities amounted to $26,664 or 0.71% of net assets. The Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(b)	Variable rate security.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Non-income producing securities.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
SPX	S&P 500 Index

	Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)

FOREIGN CURRENCY
TO BUY:
Australia Dollar	90,101	$65,444	05/08/2009	$3,094
British Sterling Pound	69,869	103,361	05/08/2009	2,447
Canadian Dollar	136,434	114,336	05/08/2009	6,168
European Euro	54,383	71,952	05/08/2009	1,020
New Zealand Dollar	109,025	61,644	05/08/2009	590

				13,319

TO SELL:
Australia Dollar	17,502	12,712	05/08/2009	(213)
Canadian Dollar	45,239	37,912	05/08/2009	88
European Euro	54,383	71,952	05/08/2009	(96)
Japanese Yen	10,725,534	108,769	05/08/2009	(69)
New Zealand Dollar	21,578	12,200	05/08/2009	300

				10

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$13,329

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS SOLD SHORT
NASDAQ 100 E-Mini, expires 06/19/2009	7	$195,090	$(2,508)
U.S. 2 Year Note, expires 06/30/2009	1	217,547	(408)
U.S. 5 Year Note, expires 06/30/2009	1	117,141	772
U.S. Long Bond, expires 06/19/2009	1	122,563	6,857

			4,713

Total			$4,713

Underlying		Notional	Buy/Sell	Pay/Receive	Expiration	Market	Unrealized
Instrument	Counterparty	Amount	Protection	Fixed Rate	Date	Value	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity
AA Index,
Series 2007-1	Barclays	$80,000	Sell	0.150%	08/25/2037	$(77,598)	$(17,855)

						$(77,598)	$(17,855)

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2009
% of
Net Assets	Description	Principal	Value

117.19%	MUNICIPAL BONDS
1.25%	Alabama
	Florence, 3.000%, 09/01/2009, FSA, GO (a)	$10,000	$10,075
	Mobile County Board of School Commerce, 5.000%, 03/01/2010,
	Series A, AMBAC, GO (a)	10,000	10,366

			20,441

3.07%	Arizona
	Navajo County Unified School District No 10 Show Low, 5.000%,
	07/01/2009, Series A, National-RE FGIC, GO, Callable 01/01/2009
	@ 100.5 (a)	50,000	50,068

1.97%	California
	California State, 6.250%, 09/01/2012, GO (a)	25,000	26,741
	Golden State Tobacco Securitization, 5.000%, 06/01/2012,
	Series 2003-A-1, ETM, National-RE-IBC, Revenue (a)	5,000	5,467

			32,208

2.59%	Colorado
	Arapahoe County Public Airport Authority, Zero Coupon,
	12/01/2012, ETM, Revenue (a)	45,000	42,240

1.23%	Connecticut
	City of Farmington, 3.300%, 09/15/2011, GO, Callable 9/15/2009 @ 100 (a)	20,000	20,155

1.23%	District of Columbia
	Metropolitan Airport Authority System, 3.000%, 10/01/2009,
	Series B, Revenue (a)	20,000	20,127

4.32%	Florida
	Florida State Department Management Services Division Facilities
	Management, 3.000%, 09/01/2009, Series A, AMBAC, Revenue (b)	70,000	70,507

0.80%	Georgia
	Georgia Municipal Electric Authority Power, Zero Coupon, , 01/01/2012,
	BIG GO Participants, Revenue, Unrefunded Portion	15,000	13,013

0.33%	Hawaii
	Honolulu City & County, 6.000%, 11/01/2010, Series A, ETM,
	National-RE, GO (a)	5,000	5,386

21.11%	Illinois
	Chicago, 5.625%, 01/31/2039, Series A, AMBAC, GO, Prerefunded
	7/1/2012 @ 100 (b)	75,000	85,046
	City of Freeport, 5.500%, 01/01/2034, National-RE, GO,
	Prerefunded 01/01/2013 @ 100 (a)	20,000	22,820
	Cook & Du Page Counties, High School District No 210, Zero Coupon,
	12/01/2010, ETM, FSA, GO (a)	25,000	24,427
	Grundy Kendall & Will Counties Community School District No 201:
	5.250%, 10/15/2010, National-RE, GO (b)	80,000	85,126
	5.250%, 10/15/2010, National-RE, GO	20,000	21,139
	Lake County Community Unit School District No 95 Lake Zurich, Zero
	Coupon, 12/01/2010, National-RE, FGIC, GO (a)	35,000	33,853
	Motor Fuel Tax, 5.375%, 01/01/2014, AMBAC, Revenue (a)	35,000	39,559
	Wastewater Transmission, 5.375%, 01/01/2013, National-RE FGIC,
	Revenue (a)	30,000	32,569

			344,539

16.37%	Indiana
	Baugo School Building Corp., 5.000%, 01/15/2022, AMBAC State Aid
	Withholding, Revenue, Prerefunded 01/15/2012 @ 100 (b)	125,000	137,275
	Indianapolis Local Public Improvement, Zero Coupon, 08/01/2010,
	Series D, ETM, Revenue (a)	25,000	24,654

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Principal	Value

	Indiana (Continued)
	North Side High School Building Corp., 3.600%, 01/15/2011, FSA,
	Revenue (a)	$80,000	$83,582
	Western School Building Corp., 5.250%, 07/15/2012, National-RE,
	Revenue, Callable 07/15/2011 @ 101 (a)	20,000	21,765

			267,276

1.33%	Maryland
	City of Baltimore, 5.400%, 10/15/2012, Series D, AMBAC, GO (a)	20,000	21,639

10.96%	Nevada
	Clark County Nevada School District, 5.375%, 06/15/2015, Series C,
	National-RE, GO, Prerefunded 06/15/2012 @ 100	140,000	157,200
	State Highway Improvement, 5.000%, 12/01/2011, National-RE,
	Revenue (a)	10,000	10,769
	Truckee Meadows Nevada Water Authority, 5.125%, 07/01/2021,
	Series A, FSA, Revenue, Prerefunded 7/1/2021 @ 100 (a)	10,000	10,882

			178,851

0.32%	New Hampshire
	City of Manchester, 4.000%, 06/01/2010, GO (a)	5,000	5,181

1.32%	New York
	Metropolitan Transport Authority Commuter Facilities, 5.000%,
	07/01/2015, Series D, National-RE, Revenue, Prerefunded
	01/01/2012 @ 100 (a)	15,000	16,473
	State Environmental Facilities Corp. Clean Water & Drinking,
	5.500%, 04/15/2013, Revenue, Prerefunded 10/15/2009 @ 100 (a)	5,000	5,115

			21,588

8.01%	Ohio
	Avon Lake Water System, 3.500%, 10/01/2011, National-RE, Revenue (a)	15,000	15,808
	Eaton Ohio City School District, 5.375%, 12/01/2018, FGIC, GO	100,000	115,019

			130,827

3.17%	Pennsylvania
	Pennsylvania State Turnpike Commission, 5.000%, 06/01/2010,
	Series S, National-RE, FGIC, Revenue	50,000	51,745

1.69%	South Carolina
	Columbia Waterworks & Sewer System, 5.375%, 02/01/2012, Revenue (a)	25,000	27,661

15.65%	Texas
	Brownsville, 5.500%, 02/15/2021, FGIC, GO, Prerefunded 2/15/2011 @ 100	50,000	53,926
	Costal Water Authority Contract, 3.500%, 12/15/2014, National-RE
	FGIC, Revenue (a)	25,000	25,837
	Ferris Independent School District, 3.350%, 08/15/2013, PSF-GTD,
	GO, Callable 08/15/2012 @ 100 (a)	10,000	10,472
	Harris County Municipal Utility District No. 61 Waterworks & Sewer
	System, 3.700%, 09/01/2012, National-RE FGIC, GO (a)	10,000	10,527
	Houston Water Conveyance System Contract, 6.250%, 12/15/2012,
	Series J, AMBAC, COP (a)	40,000	43,927
	Mesquite Independent School district No. 1, Zero Coupon,
	08/15/2021, PSF-GTD, GO, Prerefunded 08/15/2010 @ 51.524 (a)	40,000	20,354
	Nacogdoches Independent School District, 5.125%, 02/15/2018, PSF-GTD,
	GO, Prerefunded 02/15/2011 @ 100 (a)	20,000	21,439
	Pasadena, 5.625%, 04/01/2027, FGIC, GO, Prerefunded 04/01/2011
	@ 100 (a)	25,000	27,187
	Trophy Club Municipal Utility District No 2, 3.100%, 09/01/2013,
	AMBAC, GO (a)	30,000	31,094
	White Settlement Independent School District, 3.500%, 08/15/2012,
	PSF-GTD, GO (a)	10,000	10,647

			255,410

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Principal	Value

7.01%	Utah
	South Jordan Water, 5.000%, 11/01/2014, AMBAC, Revenue (a)	$100,000	$114,403

8.52%	Washington
	Energy Northwest Electric, 5.500%, 07/01/2012, Series A, FSA,
	Revenue (a)	10,000	10,859
	Spokane Regional Solid Waste Management System, 4.000%,
	12/01/2009, AMBAC, Revenue (a)	50,000	50,729
	State Health Care Facilities Authority:
	5.125%, 10/01/2031, AMBAC, Revenue,
	Prerefunded 10/01/2011 @ 100 (a)	30,000	32,911
	5.500%, 10/01/2021, Revenue, Prerefunded 10/01/2011 @ 101 (a)	40,000	44,576

			139,075

1.64%	West Virginia
	Jackson County Residential Mortgage, 7.375%, 06/01/2010, ETM,
	FGIC, Revenue (a)	25,000	26,715

3.30%	Wisconsin
	Wisconsin State, 5.300%, 05/01/2018, Series D, GO, Prerefunded
	5/01/2011 @ 100	50,000	53,884

	Total Municipal Bonds
	(Cost $1,840,736)		1,912,939

		Shares

3.48%	PREFERRED STOCKS
3.42%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (c)	303	1,318
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (c)	247	1,324
	Bank of America Corp.:
	4.000%, Series E, Callable 11/15/2011 @ $25 (c)	121	1,141
	8.200%, Series H, Callable 05/01/2013 @ $25	32	483
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	165	2,622
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (c)	151	3,713
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25	175	1,895
	Countrywide Capital IV, 6.750%, Callable 06/08/2009 @ $25	58	697
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25	372	4,274
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (c)	349	7,731
	KeyCorp Capital X, 8.000%, Callable 03/15/2013 @ $25	319	4,409
	Morgan Stanley, 4.000%, Series A, Callable 07/15/2011 @ $25 (c)	259	2,696
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	188	3,051
	PNC Financial Services Group, Inc., 9.875%, Series F,
	Callable 02/01/2013 @ $25 (c)	234	5,020
	U.S. Bancorp, 7.875%, Series D, Callable 04/15/2013 @25	87	1,966
	Wells Fargo Capital Trust IV, 7.000%, Callable 06/08/2009 @ $25	382	8,194
	Wells Fargo Capital XIV, 8.625%, Callable 09/15/2013 @ $25	217	5,236

			55,770

0.06%	U.S. Government & Agency
	Fannie Mae:
	5.375%, Series I, Callable 06/08/2009 @ $50	205	367
	8.250%, Series S, Callable 12/31/2010 @ $25 (c)	252	209
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	473	175
	5.700%, Series R, Callable 06/08/2009 @ $50	309	263

			1,014

	Total Preferred Stocks
	(Cost $53,223)		56,784

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

35.78%	EXCHANGE TRADED/CLOSED-END FUNDS
2.98%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (d)	1,591	$39,441
	ProShares Ultra DJ-AIG Commodity (d)	483	9,177

			48,618

0.06%	Equity Closed-End Fund
	Cohen & Steers Quality Income Realty Fund, Inc.	270	964

1.68%	Equity Exchange Traded Fund
	iShares Dow Jones U.S. Real Estate Index Fund	831	27,440

25.99%	Municipal Closed-End Funds
	BlackRock Muni Intermediate Duration Fund, Inc.	291	3,425
	BlackRock MuniHoldings California Insured Fund, Inc.	1,999	22,049
	BlackRock MuniHoldings Fund II, Inc.	105	1,190
	BlackRock MuniHoldings Insured Fund II, Inc. (b)	2,581	27,772
	BlackRock MuniHoldings Insured Fund, Inc.	459	4,989
	BlackRock MuniHoldings Insured Investment Fund	2,370	26,283
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.	141	1,706
	BlackRock MuniHoldings New York Insured Fund, Inc.	2,053	22,172
	BlackRock MuniYield California Fund, Inc.	472	5,343
	BlackRock MuniYield California Insured Fund, Inc.	307	3,420
	BlackRock MuniYield Insured Investment Fund	112	1,243
	BlackRock MuniYield Investment Fund	108	1,183
	BlackRock MuniYield Michigan Insured Fund II, Inc.	458	4,635
	BlackRock MuniYield Michigan Insured Fund, Inc.	305	3,285
	BlackRock MuniYield New Jersey Fund, Inc.	324	3,933
	BlackRock MuniYield New Jersey Insured Fund, Inc.	133	1,589
	BlackRock MuniYield New York Insured Fund, Inc.	84	892
	BlackRock MuniYield Pennsylvania Insured Fund	224	2,659
	BlackRock MuniYield Quality Fund II, Inc.	510	5,182
	BlackRock MuniYield Quality Fund, Inc.	365	4,497
	Dreyfus Municipal Income, Inc.	620	4,712
	Dreyfus Strategic Municipal Bond Fund, Inc. (b)	874	5,777
	Dreyfus Strategic Municipals, Inc.	296	2,060
	DTF Tax-Free Income, Inc. (b)	1,353	17,224
	DWS Municipal Income Trust (b)	430	4,205
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	894	9,557
	MFS Investment Grade Municipal Trust	2,414	18,757
	Morgan Stanley California Insured Municipal Income Trust	600	6,840
	Morgan Stanley California Quality Municipal Securities	341	3,516
	Morgan Stanley Insured Municipal Trust (b)	270	3,302
	Morgan Stanley Quality Municipal Securities	247	2,870
	Neuberger Berman Intermediate Municipal Fund, Inc. (b)	316	3,966
	Nuveen California Dividend Advantage Municipal Fund II	2,081	23,515
	Nuveen California Investment Quality Municipal Fund	356	3,952
	Nuveen California Municipal Market Opportunity Fund	249	2,759
	Nuveen California Performance Plus Municipal Fund, Inc.	1,861	20,229
	Nuveen California Quality Income Municipal Fund	113	1,333
	Nuveen California Select Quality Municipal Fund	520	5,918
	Nuveen Dividend Advantage Municipal Fund	151	1,771
	Nuveen Dividend Advantage Municipal Fund III	1,601	19,420
	Nuveen Florida Investment Quality Municipal Fund (b)	370	4,129
	Nuveen Florida Quality Income Municipal Fund (b)	718	8,343
	Nuveen Georgia Premium Income Municipal Fund	196	2,370
	Nuveen Insured California Dividend Advantage Municipal Fund	176	2,107
	Nuveen Insured Dividend Advantage Municipal Fund	270	3,426
	Nuveen Insured Florida Premium Income Municipal Fund	264	3,184
	Nuveen Insured Municipal Opportunity Fund, Inc.	279	3,390

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Nuveen Insured New York Premium Income Municipal Fund	219	$2,648
	Nuveen Insured Premium Income Municipal Fund II	800	8,880
	Nuveen Insured Tax-Free Advantage Municipal Fund	119	1,491
	Nuveen New Jersey Investment Quality Municipal Fund	518	5,890
	Nuveen New York Dividend Advantage Municipal Fund	181	2,174
	Nuveen New York Investment Quality Municipal Fund	1,108	13,562
	Nuveen New York Performance Plus Municipal Fund	349	4,272
	Nuveen New York Quality Income Municipal Fund	289	3,465
	Nuveen New York Select Quality Municipal Fund	465	5,566
	Nuveen Ohio Quality Income Municipal Fund	1,433	19,474
	Nuveen Pennsylvania Investment Quality Municipal Fund	162	1,837
	Nuveen Pennsylvania Premium Income Municipal Fund II (b)	1,190	12,626
	Nuveen Premier Insured Municipal Income Fund, Inc. (b)	250	3,170
	Western Asset Intermediate Municipal Fund, Inc. (b)	337	2,810
	Western Asset Municipal Partners Fund, Inc.	22	260

			424,204

4.20%	Taxable Fixed Income Closed-End Funds
	AllianceBernstein Income Fund, Inc.	191	1,410
	BlackRock Income Trust (b)	5,846	35,719
	DWS Strategic Income Trust	129	1,129
	Eaton Vance Short Duration Diversified Income Fund	1,146	15,173
	Evergreen Multi-Sector Income Fund	302	3,322
	Global Income & Currency Fund	125	1,706
	MFS Charter Income Trust	311	2,388
	MFS Multimarket Income Trust	582	3,154
	Nuveen Global Government Enhanced Income Fund	278	4,570

			68,571

0.87%	Taxable Fixed Income Exchange Traded Fund
	iShares S&P U.S. Preferred Stock Index Fund	535	14,284

	Total Exchange Traded/Closed-End Funds
	(Cost $522,826)		584,081

		Contracts

0.97%	PURCHASED OPTIONS (d)
	CBOE SPX Volatility Index, 05/20/2009, Call @ $40	17	2,550
	SPDR Trust Series I:
	05/16/2009, Put @ $81	10	680
	05/16/2009, Put @ $83	35	3,675
	05/16/2009, Put @ $84	12	1,584
	05/16/2009, Put @ $85	25	4,050
	05/16/2009, Put @ $86	17	3,366

	Total Purchased Options
	(Cost $26,380)		15,905

157.42%	Total Investments
	(Cost $2,443,165)		2,569,709

(57.42)%	Net other assets (liabilities)		(937,321)

100.00%	NET ASSETS		$1,632,388

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(c)	Variable rate security.
(d)	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization Association
SPX	S&P 500 Index

% of
Net Assets	Description			Shares	Value

12.64%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	iShares Barclays 20+ Year Treasury Bond Fund			928	$91,018
	iShares Barclays Aggregate Bond Fund			1,135	115,362

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $199,747)				206,380

				Principal

15.24%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note 0.875%, 03/31/2011			$125,000	125,058
	U.S. Treasury Note 1.750%, 03/31/2014			125,000	123,721

	Total U.S. Treasury Securities Sold Short
	(Proceeds $248,926)				248,779

		Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)

	FOREIGN CURRENCY
	TO BUY:
	Australia Dollar	31,641	$22,982	05/08/2009	$1,087
	British Sterling Pound	26,747	39,568	05/08/2009	937
	Canadian Dollar	32,693	27,398	05/08/2009	1,479
	European Euro	11,484	15,194	05/08/2009	215
	New Zealand Dollar	38,468	21,750	05/08/2009	208

					3,926

	TO SELL:
	Australia Dollar	6,301	4,576	05/08/2009	(77)
	Canadian Dollar	10,834	9,079	05/08/2009	21
	European Euro	11,484	15,194	05/08/2009	(20)
	Japanese Yen	3,163,451	32,081	05/08/2009	(20)
	New Zealand Dollar	7,768	4,392	05/08/2009	108

					12

	Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$3,938

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2009

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Globex Crude Mini, expires 05/18/2009	1	$22,560	$1,895
U.S. 5 Year Note, expires 06/30/2009	1	117,141	53
U.S. Long Bond, expires 06/19/2009	1	122,563	(2,408)

			(460)

FUTURES CONTRACTS SOLD SHORT
NASDAQ 100 E-mini, expires 06/19/2009	3	83,610	(1,133)
U.S. 10 Year Note, expires 06/19/2009	1	120,938	3,264

			2,131

Total			$1,671

Underlying		Notional	Buy/Sell	Pay/Receive	Expiration	Market	Unrealized
Instrument	Counterparty	Amount	Protection	Fixed Rate	Date	Value	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity
AA Index,
Series 2007-1	Barclays	$20,000	Sell	0.150%	08/25/2037	$(19,400)	$(4,464)

						$(19,400)	$(4,464)

See accompanying notes to financial statements.

This Page Left Blank Intentionally.

STATEMENTS OF ASSETS AND LIABILITIES
 April 30, 2009

	YieldQuest Core Equity Fund	YieldQuest Total Return Bond Fund	YieldQuest Tax-Exempt Bond Fund
Assets:
Investments, at cost	$4,573,020	$133,056,284	$60,823,022

Investments in securities, at value	$4,954,157	$130,136,788	$62,869,985
Cash	—	—	71,168
Cash held as collateral	1,083,796	4,865,495	1,283,603
Foreign currency, at value (Cost $0, $267,485, $10,776,
$3,363, $23,636 and $5 respectively)	—	289,148	9,849
Unrealized gain on forward foreign exchange contracts	15,030	643,859	172,169
Interest and dividends receivable	1,008	936,193	696,609
Receivable for fund shares sold	1,980	7,500	15,000
Receivable for securities sold	137,466	17,974,975	6,444,186
Reclaims receivable	223	—	—
Variation margin on futures contracts	3,720	6,140	3,395
Receivable due from investment advisor, net	2,485	—	—
Prepaid expenses and other assets	34,739	164,106	92,770

Total Assets	6,234,604	155,024,204	71,658,734

Liabilities:
Payable to Custodian	168,316	1,352,686	—
Foreign currency, at value (Cost $253,095)	264,350	—	—
Payable for fund shares redeemed	—	705,339	59,014
Payable for securities purchased	87,061	7,748,540	42,592
Payable for interest and dividends on securities sold short	4,427	146,909	162,386
Variation margin on futures contracts	—	—	—
Securities sold short, at value (proceeds $1,837,313,
$23,287,935, $12,371,768, $1,576,816, $0 and $448,673,
respectively)	949,246	23,575,690	12,682,881
Unrealized loss on forward foreign exchange contracts	4,012	15,556	3,310
Unrealized loss on credit default swap agreements	78,117	703,055	200,873
Credit default swap cost	261,377	2,352,393	672,112
Accrued expenses and other payables:
Investment advisor	—	7,916	882
Distribution and service fees - Investor Class	74	2,734	200
Other accrued expenses	13,333	53,607	42,426

Total Liabilities	1,830,313	36,664,425	13,866,676

Net Assets	$4,404,291	$118,359,779	$57,792,058

Net Assets Consist of:
Paid capital	20,439,882	227,098,141	94,423,591
Undistributed net investment income (loss)	24,973	(1,880,323)	(274,380)
Accumulated net realized loss on investments, short
positions, swaps, futures, written options, forward
foreign currency contracts and translation of assets and
liabilities denominated in foreign currency	(17,573,592)	(103,825,922)	(38,198,050)
Net unrealized appreciation (depreciation) on investments,
short positions, swaps, futures, written options,
forward foreign currency contracts and translation of
assets and liabilities denominated in foreign currency	1,513,028	(3,032,117)	1,840,897

Net Assets	$4,404,291	$118,359,779	$57,792,058

Net Assets
Institutional Class	$4,132,503	$109,492,633	$57,170,472
Investor Class	271,788	8,867,146	621,586

Total	$4,404,291	$118,359,779	$57,792,058

Shares of Beneficial Interest Outstanding
(unlimited number authorized, no par value)
Institutional Class	983,863	16,492,753	6,915,285
Investor Class	64,905	1,334,987	75,088

Total	1,048,768	17,827,740	6,990,373

Net Asset Value, Offering & Redemption Price Per share
(Net Assets Divided by shares outstanding)
Institutional Class	$4.20	$6.64	$8.27

Investor Class	$4.19	$6.64	$8.28

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

YieldQuest Flexible Income Fund	YieldQuest Low Duration Bond Fund	YieldQuest Low Duration Tax-Exempt Bond Fund

$9,236,583	$3,354,583	$2,443,165

$8,403,088	$3,566,744	$2,569,709
102	—	—
599,333	117,440	16,106

3,328	20,041	5
95,677	13,707	4,055
66,190	14,181	27,610
—	—	—
1,193,775	2,294,645	502,224
—	—	—
344	—	—
2,807	1,021	1,520
36,639	26,511	15,697

10,401,283	6,054,290	3,136,926

—	1,775,815	677,975
—	—	—
15,645	426,376	341,139
637,212	10,597	96
20,632	—	892
—	922	335

1,616,045	—	455,159
304,522	378	117
111,596	17,855	4,464
373,396	59,743	14,936

—	—	—
94	—	—
14,761	4,704	9,425

3,093,903	2,296,390	1,504,538

$7,307,380	$3,757,900	$1,632,388

27,118,907	5,596,945	2,081,330
(206,862)	(41,376)	(6,659)

(18,426,947)	(2,006,422)	(563,486)

(1,177,718)	208,753	121,203

$7,307,380	$3,757,900	$1,632,388

$6,971,557	$3,757,900	$1,632,388
335,823	—	—

$7,307,380	$3,757,900	$1,632,388

1,622,359	448,020	175,917
78,070	—	—

1,700,429	448,020	175,917

$4.30	$8.39	$9.28

$4.30

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
 For the Six Months Ended April 30, 2009

	YieldQuest Core Equity Fund	YieldQuest Total Return Bond Fund	YieldQuest Tax-Exempt Bond Fund
Investment Income:
Dividend income	$348,497	$5,320,366	$1,409,559
Interest income	17	2,016,678	1,004,590
Less: Foreign withholding taxes	(54)	—	—

Total Investment Income	348,460	7,337,044	2,414,149

Operating Expenses:
Investment advisory fees	39,746	445,447	214,470
Administration fees	1,104	20,762	9,997
Distribution and Service fees - Investor Class	351	19,191	1,537
Fund accounting fees	9,177	94,855	54,211
Custodian fees	16,685	27,345	19,146
Transfer agent fees	15,536	24,276	23,137
Trustees’ fees	1,335	16,250	8,417
Registration fees	15,495	18,596	14,877
Audit fees	1,672	23,946	12,402
Legal fees	4,563	51,799	51,672
Printing and mailing expenses	1,493	31,802	11,068
Interest and dividend expense securities sold short	76,760	304,578	302,409
Other expenses	3,600	24,540	12,793

Total Operating Expenses	187,517	1,103,387	736,136
Less: Expenses waived and reimbursed	(62,631)	(183,172)	(145,018)

Net Operating Expenses	124,886	920,215	591,118

Net Investment Income	223,574	6,416,829	1,823,031

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Security transactions	(3,614,686)	(49,889,694)	(15,308,782)
Futures contracts	(1,539,302)	(1,023,594)	(700,697)
Securities sold short	716,146	(257,050)	(149,060)
Distributions of realized gains from other investment
companies	149,946	27,119	39,787
Swap agreements	4,839	(13,412,433)	(1,844,851)
Forward and foreign currency transactions	21,831	2,075,069	240,627
Written option transactions	1,340	—	—

Net realized gain (loss)	(4,259,886)	(62,480,583)	(17,722,976)

Net change in unrealized appreciation (depreciation) on:
Security transactions	659,013	40,817,659	14,071,690
Futures contracts	(77,487)	(773,194)	(1,008,507)
Securities sold short	(880,577)	45,183	45,673
Swap agreements	(29,075)	427,166	187,763
Forward currency contracts	(465)	(95,589)	158,015
Translation of assets and liabilities in foreign currencies	(9,383)	69,837	(204)

Net change in unrealized appreciation (depreciation)	(337,974)	40,491,062	13,454,430

Net Realized and Unrealized (Loss)	(4,597,860)	(21,989,521)	(4,268,546)

Net Decrease in Net Assets Resulting From Operations	$(4,374,286)	$(15,572,692)	$(2,445,515)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

YieldQuest Flexible Income Fund	YieldQuest Low Duration Bond Fund	YieldQuest Low Duration Tax-Exempt Bond Fund

$433,516	$297,039	$74,084
147,840	44,454	46,738
—	—	—

581,356	341,493	120,822

35,765	22,864	11,056
1,311	1,397	676
477	—	—
14,268	10,750	12,123
14,422	9,459	9,785
22,216	6,765	4,195
1,577	979	450
15,409	6,755	6,755
2,322	749	561
7,787	1,613	1,205
3,571	670	500
38,523	—	10,477
2,536	466	744

160,184	62,467	58,527
(75,881)	(29,441)	(32,079)

84,303	33,026	26,448

497,053	308,467	94,374

(7,732,889)	(127,604)	(218,845)
(123,112)	(10,083)	30,907
(63,330)	—	(20,921)

51,321	20	1,926
(2,544,091)	(290,573)	(27,383)
(185,293)	71,446	8,868
—	—	—

(10,597,394)	(356,794)	(225,448)

5,994,643	427,938	262,117
(151,455)	(15,074)	(20,715)
34,565	—	301
152,181	17,427	5,601
214,282	(18,835)	3,938
711	270	—

6,244,927	411,726	251,242

(4,352,467)	54,932	25,794

$(3,855,414)	$363,399	$120,168

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	YieldQuest Core Equity Fund		YieldQuest Total Return Bond Fund

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations:
Net investment income	$223,574	$886,211	$6,416,829	$18,191,676
Net realized loss from investments, futures contracts,
securities sold short, swaps, forward and foreign
currency transactions and written options	(4,259,886)	(12,895,278)	(62,480,583)	(23,936,571)
Net change in unrealized appreciation (depreciation) on
investments, futures contracts, securities sold short,
swaps, forward currency contracts and translation of
assets and liabilities in foreign currency	(337,974)	(1,727,584)	40,491,062	(40,896,062)

Change in Net Assets Resulting From Operations	(4,374,286)	(13,736,651)	(15,572,692)	(46,640,957)

Distributions to Shareholders:
From net investment income:
Institutional Class	(1,174,396)	(679,745)	(8,869,764)	(18,945,143)
Investor Class	(21,775)	—	(764,498)	(129,366)

Total Distributions to Shareholders	(1,196,171)	(679,745)	(9,634,262)	(19,074,509)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	1,654,917	9,239,626	11,157,317	109,853,507
Reinvestment of distributions	1,174,396	678,660	8,795,788	18,893,675
Cost of shares redeemed	(5,953,164)	(8,167,228)	(72,737,076)	(205,286,839)

Total Institutional Class	(3,123,851)	1,751,058	(52,783,971)	(76,539,657)

Investor Class
Net proceeds from shares sold	249,020	274,895	11,813,661	7,284,473
Reinvestment of distributions	20,845	—	466,117	125,608
Cost of shares redeemed	(54,395)	(96,469)	(8,186,974)	(1,393,078)

Total Investor Class	215,470	178,426	4,092,804	6,017,003

Change in Net Assets From Share Transactions of
Beneficial Interest	(2,908,381)	1,929,484	(48,691,167)	(70,522,654)

Change in Net Assets	(8,478,838)	(12,486,912)	(73,898,121)	(136,238,120)
Net Assets:
Beginning of period	12,883,129	25,370,041	192,257,900	328,496,020
End of period	$4,404,291	$12,883,129	$118,359,779	$192,257,900

Undistributed net investment income (loss)	$24,973	$997,570	$(1,880,323)	$1,337,110

Share Transactions:
Institutional Class
Issued	323,409	937,924	1,620,655	11,767,763
Reinvested	265,100	56,744	1,315,844	2,066,662
Redeemed	(1,601,377)	(966,490)	(11,032,465)	(22,314,669)

Total Institutional Class Shares	(1,012,868)	28,178	(8,095,966)	(8,480,244)

Investor Class
Issued	54,453	28,679	1,831,100	864,290
Reinvested	4,716	—	69,816	15,054
Redeemed	(13,097)	(9,846)	(1,265,382)	(179,891)

Total Investor Class Shares	46,072	18,833	635,534	699,453

Change in Shares	(966,796)	47,011	(7,460,432)	(7,780,791)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

YieldQuest Tax-Exempt Bond Fund		YieldQuest Flexible Income Fund

Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008

$1,823,031	$6,399,123	$497,053	$2,402,179

(17,722,976)	(15,608,719)	(10,597,394)	(7,661,301)

13,454,430	(9,346,576)	6,244,927	(7,547,901)

(2,445,515)	(18,556,172)	(3,855,414)	(12,807,023)

(2,321,554)	(6,649,713)	(759,057)	(2,415,299)
(31,486)	(7,261)	(21,934)	(12,279)

(2,353,040)	(6,656,974)	(780,991)	(2,427,578)

9,598,849	100,895,800	1,932,969	31,936,821
2,298,897	6,627,915	757,910	2,409,966
(53,075,890)	(170,161,549)	(8,796,012)	(16,181,093)

(41,178,144)	(62,637,834)	(6,105,133)	18,165,694

969,299	370,394	164,334	583,621
24,819	7,242	19,022	11,387
(734,410)	(24,120)	(9,011)	(231,431)

259,708	353,516	174,345	363,577

(40,918,436)	(62,284,318)	(5,930,788)	18,529,271

(45,716,991)	(87,497,464)	(10,567,193)	3,294,670

103,509,049	191,006,513	17,874,573	14,579,903
$57,792,058	$103,509,049	$7,307,380	$17,874,573

$(274,380)	$255,629	$(206,862)	$77,076

1,175,912	10,279,698	416,047	3,319,532
283,992	690,501	171,732	275,951
(6,685,013)	(17,754,421)	(2,059,480)	(1,962,317)

(5,225,109)	(6,784,222)	(1,471,701)	1,633,166

124,794	38,578	35,543	65,302
3,063	779	4,324	1,432
(89,519)	(2,607)	(2,246)	(26,285)

38,338	36,750	37,621	40,449

(5,186,771)	(6,747,472)	(1,434,080)	1,673,615

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Low Duration Bond Fund		YieldQuest Low Duration Tax-Exempt Bond Fund

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations:
Net investment income	$308,467	$601,610	$94,374	$185,714
Net realized loss from investments, futures contracts,
securities sold short, swaps, forward and foreign
currency transactions and written options	(356,794)	(1,600,974)	(225,448)	(320,028)
Net change in unrealized appreciation (depreciation)
on investments, futures contracts, securities sold
short, swaps, forward currency contracts and
translation of assets and liabilities in foreign currency	411,726	(188,473)	251,242	(137,854)

Change in Net Assets Resulting From Operations	363,399	(1,187,837)	120,168	(272,168)

Distributions to Shareholders:
From net investment income:
Institutional Class	(348,064)	(532,315)	(105,409)	(185,279)
From Paid in capital:
Institutional Class	—	(44,105)	—	—

Total Distributions to Shareholders	(348,064)	(576,420)	(105,409)	(185,279)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	12,496,209	10,533,072	4,471,141	11,716,237
Reinvestment of distributions	348,064	572,633	103,437	183,242
Cost of shares redeemed	(14,134,059)	(12,507,012)	(7,498,545)	(8,224,445)

Total Institutional Class	(1,289,786)	(1,401,307)	(2,923,967)	3,675,034

Change in Net Assets From Share Transactions
of Beneficial Interest	(1,289,786)	(1,401,307)	(2,923,967)	3,675,034

Change in Net Assets	(1,274,451)	(3,165,564)	(2,909,208)	3,217,587
Net Assets:
Beginning of period	5,032,351	8,197,915	4,541,596	1,324,009
End of period	$3,757,900	$5,032,351	$1,632,388	$4,541,596

Undistributed net investment income (loss)	$(41,376)	$(1,779)	$(6,659)	$4,376

Share Transactions:
Institutional Class
Issued	1,540,804	1,080,251	495,786	1,172,566
Reinvested	41,526	59,426	11,208	18,447
Redeemed	(1,712,202)	(1,387,983)	(817,479)	(836,627)

Total Institutional Class Shares	(129,872)	(248,306)	(310,485)	354,386

Change in Shares	(129,872)	(248,306)	(310,485)	354,386

See accompanying notes to financial statements.

NOTE TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1. ORGANIZATION
YieldQuest Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Trust was organized as a Delaware business trust on June 27, 2005 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one series and classes. These notes to financial statements relate to the six portfolios of the Trust (individually referred to as “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
YieldQuest Core Equity Fund [1] (“Core Equity Fund”)	diversified	Long-term capital appreciation and, secondarily, income
YieldQuest Total Return Bond Fund [1] (“Total Return Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Tax-Exempt Bond Fund [1] (“Tax-Exempt Bond Fund”)	diversified	Maximize current tax-exempt income
YieldQuest Flexible Income Fund [2] (“Flexible Income Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Low Duration Bond Fund [2] (“Low Duration Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Low Duration Tax-Exempt Bond Fund [2] (“Low Duration Tax-Exempt Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation

[1]	Commenced operations on November 1, 2005.
[2]	Commenced operations on June 11, 2007.

The Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund and Flexible Income Fund each offer two classes of shares: Institutional Class Shares and Investor Class Shares. The Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund currently offer Institutional Class Shares only. Each class of shares has identical rights and privileges except with respect to shareholder servicing and administrative service fees. The Investor Class Shares commenced operations on February 28, 2008.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are designed to be in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the period. Actual results could differ from these estimates.

Security Valuation - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the “Advisor”), pursuant to guidelines established by the Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair

NOTE TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor’s pricing methodology for any security that is fair value priced.

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

On November 1, 2008 the Fund implemented Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurement, issued by the Fund Accounting Standards Board as of January 1, 2008. Under SFAS 157, the Fund is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing the Funds’ holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are fair valued with the assistance of a statistical research service (as described above), are reflected as Level 2.

The following is a summary of the Funds’ holdings as of April 30, 2009, as categorized under the three-tier hierarchy of inputs defined in SFAS 157:

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Input	Input

Core Equity
Investments in Securities	$4,954,157	$4,954,157	$—	$—
Other Financial Instruments*	(694,157)	(627,058)	(67,099)	—

Total	$4,260,000	$4,327,099	($67,099)	$—

Total Return Bond
Investments in Securities	$130,136,788	$98,367,660	$31,769,128	$—
Other Financial Instruments*	(23,424,095)	226,347	(23,650,442)	—

Total	$106,712,693	$98,594,007	$8,118,686	$—

NOTE TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Input	Input

Tax-Exempt Bond
Investments in Securities	$62,869,985	$25,169,002	$37,700,983	$—
Other Financial Instruments*	(12,576,900)	137,995	(12,714,895)	—

Total	$50,293,085	$25,306,997	$24,986,088	$—

Flexible Income
Investments in Securities	$8,403,088	$6,135,751	$2,267,337	$—
Other Financial Instruments*	(1,921,121)	15,365	(1,936,486)	—

Total	$6,481,967	$6,151,116	$330,851	$—

Low Duration Bond
Investments in Securities	$3,566,744	$2,753,789	$812,955	$—
Other Financial Instruments*	187	4,713	(4,526)	—

Total	$3,566,931	$2,758,502	$808,429	$—

Low Tax-Exempt Bond
Investments in Securities	$2,569,709	$656,770	$1,912,939	$—
Other Financial Instruments*	(454,014)	(204,709)	(249,305)	—

Total	$2,115,695	$452,061	$1,663,634	$—

*
Other financial instruments include securities sold short and derivative instruments (if any), such as futures, forwards and swap contracts, that are not reflected in the Schedule of Investments. Securities sold short are valued at market value; futures, forwards, and swap contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Funds also implemented FASB Staff Position No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45, (“FSP-133”). FSP-133 amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with FSP-133 and incorporated within the Notes to Financial Statements (swap agreements).

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on each Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and related disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for

NOTE TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds’ financial statement disclosures.

Investment Transactions and Investment Income - Investment transactions are recorded no later than one business day after trade date throughout the period. For financial reporting purposes, investment transactions are recorded on trade dates on the last business day of the reporting period. In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses - Expenses of the Trust which can be directly attributed to a Fund are charged to that Fund. Expenses which are not attributed to a specific Fund are allocated among the Funds in proportion to each Fund’s relative net assets or other manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes - It is the Trust’s policy to comply with Subchapter M provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and any realized capital gains to its shareholders. Accordingly, no federal income tax provision is required. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Effective April 30, 2008, the Funds adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for the Uncertainty of Income Taxes.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Funds’ financial statements for all open tax years (tax years ending October 31, 2006 through October 31, 2008 and the six months ended April 30, 2009). The adoption of FIN 48 requires ongoing monitoring and analysis. Future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

Dividends and Distributions - The Core Equity Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund will pay dividends from net investment income on a monthly basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, net operating loss, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Foreign Currency Translations - Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of

NOTE TO FINANCIAL STATEMENTS (Unaudited) (Continued)

changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Foreign Currency Contracts - The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The market value of securities segregated for foreign currency contracts at April 30, 2009 is as follows:

Core Equity Fund	$270,900
Total Return Bond Fund	533,188
Tax-Exempt Bond Fund	158,244
Flexible Income Fund	53,647
Low Duration Bond Fund	14,102
Low Duration Tax-Exempt Bond Fund	5,777

Futures Contracts - Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss. Cash segregated for futures is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for futures at April 30, 2009 is as follows:

Total Return Bond Fund	$21,681,602
Tax-Exempt Bond Fund	16,020,211
Flexible Income Fund	2,192,439
Low Duration Bond Fund	904,505
Low Duration Tax-Exempt Bond Fund	470,446

Option Contracts - The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the applicable Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements.

NOTE TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The number of option contracts written and the premiums received during the six months ended April 30, 2009, were as follows:

	YieldQuest
	Core Equity Fund

	Number of	Premiums
	Contracts	Received

Options outstanding, beginning of period	—	$—
Options written during period	40	1,340
Options closed during period	(40)	(1,340)

Options outstanding, end of period	—	$—

Swap Agreements - Each Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The value of swap agreements are equal to the Fund’s obligation (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the position held by each party to the agreements. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on that Fund’s books and records.

Each Fund may enter into credit default swaps (“CDS”), bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation. The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the notional amount of the swap agreement had been closed/sold as of the period end. CDS are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments. In addition to being exposed to the credit risk of the underlying reference entity, CDS are subject to counterparty risk, market risk and interest rate risk. CDS utilized by the Funds may not perform as expected or in a manner similar to the high-yield bond markets. A Fund will enter into CDS only with counterparties that the Advisor reasonably believes are capable of performing under the CDS. Cash segregated for CDS is shown in the Statement of Assets and Liabilities as cash held as collateral.

Short Sales - Each Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. Cash segregated for short sales is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for short sales at

NOTE TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009 is as follows:
Core Equity Fund	$3,216,866
Total Return Bond Fund	46,783,152
Tax-Exempt Bond Fund	26,856,938
Flexible Income Fund	3,305,073
Low Duration Tax-Exempt Bond Fund	1,069,059

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an investment advisory agreement with the Advisor on behalf of each Fund. The Advisor has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board. The following table sets forth the annual investment advisory fee rates payable by each Fund to the Advisor pursuant to the investment advisory agreement, expressed as a percentage of the Fund’s average daily net assets, along with the investment advisory fees earned during the six months ended April 30, 2009.

	Investment Advisory Fee Rate	Investment Advisory Fees Earned*	Investment Advisory Fees Paid**

Core Equity Fund	0.99%	$39,746	$—
Total Return Bond Fund	0.59%	445,447	262,275
Tax-Exempt Bond Fund	0.59%	214,470	69,452
Flexible Income Fund	0.75%	35,765	—
Low Duration Bond Fund	0.45%	22,864	—
Low Duration Tax-Exempt Bond Fund	0.45%	11,056	—

*	These figures represent the investment advisory fees accrued, excluding the effects of any fee waivers/reimbursements.
**	Net of fees waived/expenses of the Funds reimbursed by the Advisor.

The Advisor has contractually agreed to waive its investment advisory fees and/or make payments to limit certain Fund operating expenses, other than brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short, if any), 12b-1 expenses, administration expense, taxes, indirect expenses of investing in other investment companies and extraordinary or non-recurring expenses, to the amount described below under “Expense Limitation”, until February 28, 2010. The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual investment advisory fee waivers and expense reimbursements for the six months ended April 30, 2009, are disclosed in the following table:

	Expense Limitation	Investment Advisory Fee Waivers/ Reimbursements

Core Equity Fund
Institutional Class	1.19%	$61,068
Investor Class	1.19%	1,563
Total Return Bond Fund
Institutional Class	0.79%	169,869
Investor Class	0.79%	13,303
Tax-Exempt Bond Fund
Institutional Class	0.79%	143,266
Investor Class	0.79%	1,752
Flexible Income Fund
Institutional Class	0.95%	73,713
Investor Class	0.95%	2,168
Low Duration Bond Fund
Institutional Class	0.65%	29,441
Low Duration Tax-Exempt Bond Fund
Institutional Class	0.65%	32,079

NOTE TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make repayment without exceeding its expense limitation in effect at the time of the waiver or reimbursement.

The cumulative waiver and reimbursement amounts, if any, as of April 30, 2009 that are subject to repayment for each Fund are as follows:

	Expiration	Expiration	Expiration	Expiration	Total Available
	10/31/2009	10/31/2010	10/31/2011	10/31/2012	for Repayment

Core Equity Fund	$139,158	$120,628	$68,701	$62,631	$391,118
Total Return Bond Fund	—	—	109,585	183,172	292,757
Tax-Exempt Bond Fund	96,333	—	157,375	145,018	398,726
Flexible Income Fund	—	21,750	68,963	75,881	166,594
Low Duration Bond Fund	—	23,833	56,551	29,441	109,825
Low Duration Tax-Exempt Bond Fund	—	27,631	52,460	32,079	112,170

Under the Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the Act, each Fund will pay YieldQuest Securities, LLC (the “Distributor”) an annual distribution fee of 0.25% of the average daily net assets of Investor Class Shares of such Fund as compensation for the promotion and distribution of Investor Class Shares. These fees may be used by the Distributor to pay broker-dealers, investment advisors, banks, trust companies, retirement plan administrators and other services providers which provide distribution services and shareholder and administrative support. The Funds have adopted an Administration Plan with respect to Investor Class shares, pursuant to which each Fund pays an annual fee equal to 0.10% of the average daily net assets of each Fund’s Investor Class to the Distributor to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Distributor. Financial intermediaries eligible to receive payments under the Administration Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into agreements with the Distributor or the Trust. For the six months ended April 30, 2009, the Distributor received $15,397 in distribution fees and $6,159 in administrative service fees paid by the Funds of which 100% of the fees were re-allowed to broker-dealers.

Subject to policies established by the Board, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. The Advisor typically executes each Fund’s portfolio transactions through its affiliated broker-dealer, YieldQuest Securities, LLC, on an agency basis; while principal trades on behalf of the Funds are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information, market and economic analysis provided by the broker or dealer to the Funds and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor (such as YieldQuest Securities, LLC) are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Therefore, YieldQuest Securities, LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, YieldQuest Securities, LLC may serve as broker in the Funds’ over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions. Such transactions will be executed on a fully disclosed basis through its clearing firm. For the six months ended April 30, 2009, YieldQuest Securities, LLC had received brokerage commissions of $68,618, $830,635, $218,874, $69,432, $60,580, and $20,807, respectively, for the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and the Low Duration Tax-Exempt Bond Fund. The total value of transactions generating brokerage commissions were $42,047,747, $534,538,140, $190,303,055, $42,470,290, $51,234,531, and $12,906,785 respectively, for the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and the Low Duration Tax-Exempt Bond Fund.

Jay K. Chitnis, Chairman and President of the Trust, and the other officers of the Trust are also officers of the Advisor and the Distributor. The Trust does not compensate its officers or interested Trustees who are affiliated with the Advisor or Distributor. The Trust pays each non-interested Trustee an annual retainer of $19,000 and reimburses for out-of-pocket expenses.

NOTE TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Effective September 8, 2008, pursuant to an Administration and Accounting Service Agreement (the “Administration Agreement”), PNC Global Investment Servicing (U.S.) Inc. (“PNC”) provides administration and accounting services to the Funds. Under the Administration Agreement, the Funds pay PNC a monthly fee for their services. Pursuant to a Transfer Agency Services Agreement, PNC also provides transfer agency services to the Funds. Prior to September 8, 2008 and beginning on April 15, 2007, pursuant to a Master Services Agreement, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (“Citi”) provided administration, accounting and transfer agency services to the Funds. Under the terms of the Master Services Agreement, Citi was paid an annual fee, computed daily and payable monthly based on a percentage of average daily net assets, subject to certain minimums and certain transaction fees. Prior to April 15, 2007, Gemini Fund Services, LLC served the Funds in similar capacities.

Contingencies and Commitments - In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

NOTE 4. INVESTMENT TRANSACTIONS
The cost of investment purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition), for the period ended April 30, 2009 were as follows:

	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales

Core Equity Fund	$—	$—	$18,226,403	$24,166,414
Total Return Bond Fund	12,773,333	15,231,461	282,868,946	359,522,155
Tax-Exempt Bond Fund	—	—	75,010,852	135,838,318
Flexible Income Fund	1,290,059	1,332,629	19,445,632	31,886,490
Low Duration Bond Fund	—	157,500	26,622,738	28,638,214
Low Duration Tax-Exempt Bond Fund	—	—	6,784,811	9,600,190

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
The tax components of dividends paid during the year ended October 31, 2008 and period ended October 31, 2007 were as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital	Total

Core Equity Fund
2008	$679,745	$—	$—	$—	$679,745
2007	269,413	—	—	—	269,413
Total Return Bond Fund
2008	19,074,509	—	—	—	19,074,509
2007	13,787,132	—	—	—	13,787,132
Tax-Exempt Bond Fund
2008	1,543,509	5,113,465	—	—	6,656,974
2007	631,692	5,140,901	—	—	5,772,593
Flexible Income Fund
2008	2,427,578	—	—	—	2,427,578
2007	171,057	—	—	—	171,057
Low Duration Bond Fund
2008	532,315	—	—	44,105	576,420
2007	110,675	—	—	—	110,675
Low Duration Tax-Exempt Bond Fund
2008	49,483	135,796	—	—	185,279
2007	1,688	13,888	—	—	15,576

NOTE TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As of October 31, 2008 (the Fund’s latest tax year end), the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carry Forwards	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Unrealized Appreciation (Depreciation)	Other Accumulated Gains (Losses)	Total

Core Equity Fund	$(11,978,429)	$997,278	$—	$516,024	$—	$(10,465,127)
Total Return Bond Fund	(35,352,443)	1,398,428	—	(49,511,671)	—	(83,465,686)
Tax-Exempt Bond Fund	(17,180,630)	189,269	—	(14,936,370)	—	(31,927,731)
Flexible Income Fund	(7,053,183)	91,821	—	(8,213,760)	—	(15,175,122)
Low Duration Bond Fund	(1,376,540)	—	—	(477,840)	—	(1,854,380)
Low Duration Tax-Exempt
Bond Fund	(222,534)	—	4,909	(246,076)	—	(463,701)

The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies, futures, options and forward currency contracts.

At April 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation (Depreciation)

Core Equity Fund	$4,573,020	$441,066	($59,929)	$381,137
Total Return Fund	133,056,284	9,781,583	(12,701,079)	(2,919,496)
Tax-Exempt Bond Fund	60,823,022	3,383,636	(1,336,673)	2,046,963
Flexible Income Fund	9,236,583	486,386	(1,319,881)	(833,495)
Low Duration Bond Fund	3,354,583	327,733	(115,572)	212,161
Low Duration Tax-Exempt Bond Fund	2,443,165	142,708	(16,164)	126,544

At October 31, 2008, the following Funds had net capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2014	2015	2016

Core Equity Fund	$82,732	$—	$11,895,697
Total Return Bond Fund	200,854	14,598,251	20,553,338
Tax-Exempt Bond Fund	303,684	4,248,042	12,628,904
Flexible Income Fund	—	64,786	6,988,397
Low Duration Bond Fund	—	137,562	1,238,978
Low Duration Tax-Exempt Bond Fund	—	18,272	204,262

NOTE 6. SUBSEQUENT EVENTS
The Board of Trustees has approved the reorganization of the Flexible Income Fund into the Total Return Bond Fund, and has determined to cease operations of the Flexible Income Fund. The Flexible Income Fund is no longer accepting purchase orders. To effect the reorganization, all outstanding shares of the Flexible Income Fund will be exchanged for shares of the Total Return Fund as of July 15, 2009 (the “closing date”). The Flexible Income Fund will then distribute Institutional and Investor Class shares of the Total Return Fund acquired in connection with the reorganization to the Flexible Income Fund’s Institutional and Investor Class shareholders, respectively. As of the closing date, all assets and liabilities of the Flexible Income Fund will be transferred to the Total Return Fund.

Effective as of July 15, 2009, the Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund (collectively, the “Funds”) will redeem all outstanding shares of the Funds and cease operations.

THIS PAGE LEFT BLANK INTENTIONALLY.

FINANCIAL HIGHLIGHTS (Unaudited)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Core Equity Fund

	Institutional Class

	Six Months ended 4/30/2009 (Unaudited)		Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006(a)

Net Asset Value, beginning of period	$6.39		$12.89	$11.36	$10.00

Change in net assets from operations:
Net investment income	0.13	(b)	0.44	0.28	0.13
Net realized and unrealized gains
(losses) on investments(c)	(1.71	)(b)	(6.60)	1.41	1.29

Total from investment operations	(1.58)		(6.16)	1.69	1.42

Distributions:
Net investment income	(0.61)		(0.34)	(0.16)	(0.06)
Net realized capital gains from investments	—		—	—	— (d)

Total Distributions	(0.61)		(0.34)	(0.16)	(0.06)

Paid-in capital from redemption fees	—		—	— (d)	— (d)

Net Asset Value, end of period	$4.20		$6.39	$12.89	$11.36

Net assets, end of period (000’s)	$4,133		$12,763	$25,370	$18,782
Total Return(e) (f)	(25.21)%		(49.06)%	14.98%	14.24%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(g)
Before expense waivers/reimbursements	4.66%		2.88%	1.80%	2.85%
After expense waivers/reimbursements	3.10%		2.58%	1.24%	1.19%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	1.19%		1.19%	1.19%	1.19%
Ratios of net investment income (loss) to
average net assets:(g)
Before expense waivers/reimbursements	4.02%		3.60%	1.90%	(0.29)%
After expense waivers/reimbursements	5.58%		3.90%	2.46%	1.37%
Portfolio turnover rate(f) (h)	213%		499%	568%	455%

(a)	Commenced operations on November 1, 2005.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Amount represents less than $0.01 per share.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Unaudited)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Core Equity Fund

	Investor Class

	Six Months ended 4/30/2009 (Unaudited)		Period ended 10/31/2008(a)

Net Asset Value, beginning of period	$6.38		$11.36

Change in net assets from operations:
Net investment income	0.11	(b)	0.09
Net realized and unrealized gains
(losses) on investments(c)	(1.70	)(b)	(5.07)

Total from investment operations	(1.59)		(4.98)

Distributions:
Net investment income	(0.60)		—

Total Distributions	(0.60)		—

Net Asset Value, end of period	$4.19		$6.38

Net assets, end of period (000’s)	$272		$120
Total Return(d) (e)	(25.35)%		(43.84)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(f)
Before expense waivers/reimbursements	5.01%		2.92%
After expense waivers/reimbursements	3.45%		2.56%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	1.54%		1.54%
Ratios of net investment income (loss) to
average net assets:(f)
Before expense waivers/reimbursements	3.67%		2.89%
After expense waivers/reimbursements	5.23%		3.25%
Portfolio turnover rate(e) (g)	213%		499%

(a)	Commenced operations on February 28, 2008.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Total Return Bond Fund

	Institutional Class

	Six Months ended 4/30/2009 (Unaudited)		Year ended 10/31/2008		Year ended 10/31/2007	Year ended 10/31/2006(a)

Net Asset Value, beginning of period	$7.60		$9.93		$10.51	$10.00

Change in net assets from operations:
Net investment income	0.29	(b)	0.63		0.54	0.41
Net realized and unrealized gains
(losses) on investments(c)	(0.82	)(b)	(2.29)		(0.62)	0.51

Total from investment operations	(0.53)		(1.66)		(0.08)	0.92

Distributions:
Net investment income	(0.43)		(0.67)		(0.50)	(0.41)
Net realized capital gains from investments	—		—		—	— (d)

Total Distributions	(0.43)		(0.67)		(0.50)	(0.41)

Paid-in capital from redemption fees	—		—		— (d)	— (d)

Net Asset Value, end of period	$6.64		$7.60		$9.93	$10.51

Net assets, end of period (000’s)	$109,493		$186,944		$328,496	$138,239
Total Return(e) (f)	(6.79)%		(17.66)%		(0.86)%	9.31%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(g)
Before expense waivers/reimbursements	1.43%		1.44%		0.83%	0.94%
After expense waivers/reimbursements	1.19%		1.40%		0.83%	0.79%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.79%		0.80	%(h)	0.79%	0.79%
Ratios of net investment income (loss) to
average net assets:(g)
Before expense waivers/reimbursements	8.28%		6.75%		5.53%	4.70%
After expense waivers/reimbursements	8.52%		6.79%		5.53%	4.85%
Portfolio turnover rate(f) (i)	182%		165%		220%	137%

(a)	Commenced operations on November 1, 2005.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Amount represents less than $0.01 per share.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.
(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Total Return Bond Fund

	Investor Class

	Six Months ended 4/30/2009 (Unaudited)		Period ended 10/31/2008(a)

Net Asset Value, beginning of period	$7.60		$9.72

Change in net assets from operations:
Net investment income	0.27	(b)	0.41
Net realized and unrealized gains
(losses) on investments(c)	(0.81	)(b)	(2.08)

Total from investment operations	(0.54)		(1.67)

Distributions:
Net investment income	(0.42)		(0.45)

Total Distributions	(0.42)		(0.45)

Net Asset Value, end of period	$6.64		$7.60

Net assets, end of period (000’s)	$8,867		$5,314
Total Return(d) (e)	(6.94)%		(17.76)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(f)
Before expense waivers/reimbursements	1.78%		1.62%
After expense waivers/reimbursements	1.54%		1.56%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	1.14%		1.15	%(g)
Ratios of net investment income (loss) to
average net assets:(f)
Before expense waivers/reimbursements	7.93%		6.78%
After expense waivers/reimbursements	8.17%		6.84%
Portfolio turnover rate(e) (h)	182%		165%

(a)	Commenced operations on February 28, 2008.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Tax-Exempt Bond Fund

	Institutional Class

	Six Months ended 4/30/2009 (Unaudited)		Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006(a)

Net Asset Value, beginning of period	$8.50		$10.09	$10.53	$10.00

Change in net assets from operations:
Net investment income	0.21	(b)	0.42	0.40	0.31
Net realized and unrealized gains
(losses) on investments(c)	(0.17	)(b)	(1.58)	(0.44)	0.53

Total from investment operations	0.04		(1.16)	(0.04)	0.84

Distributions:
Net investment income	(0.27)		(0.43)	(0.40)	(0.31)
Net realized capital gains from investments	—		—	—	— (d)

Total Distributions	(0.27)		(0.43)	(0.40)	(0.31)

Paid-in capital from redemption fees	—		—	— (d)	— (d)

Net Asset Value, end of period	$8.27		$8.50	$10.09	$10.53

Net assets, end of period (000’s)	$57,170		$103,196	$191,007	$86,199
Total Return(e) (f)	0.64%		(11.88)%	(0.46)%	8.51%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(g)
Before expense waivers/reimbursements	2.02%		1.70%	0.81%	1.09%
After expense waivers/reimbursements	1.62%		1.60%	0.81%	0.79%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.79%		0.79%	0.79%	0.79%
Ratios of net investment income (loss) to
average net assets:(g)
Before expense waivers/reimbursements	4.62%		4.16%	3.91%	3.25%
After expense waivers/reimbursements	5.02%		4.26%	3.91%	3.55%
Portfolio turnover rate(f) (h)	89%		158%	152%	72%

(a)	Commenced operations on November 1, 2005.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Amount represents less than $0.01 per share.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Tax-Exempt Bond Fund

	Investor Class

	Six Months ended 4/30/2009 (Unaudited)		Period ended 10/31/2008(a)

Net Asset Value, beginning of period	$8.52		$9.85

Change in net assets from operations:
Net investment income	0.19	(b)	0.26
Net realized and unrealized gains
(losses) on investments(c)	(0.17	)(b)	(1.33)

Total from investment operations	0.02		(1.07)

Distributions:
Net investment income	(0.26)		(0.26)

Total Distributions	(0.26)		(0.26)

Net Asset Value, end of period	$8.28		$8.52

Net assets, end of period (000’s)	$622		$313
Total Return(d) (e)	0.37%		(11.04)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(f)
Before expense waivers/reimbursements	2.37%		1.84%
After expense waivers/reimbursements	1.97%		1.72%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	1.14%		1.14%
Ratios of net investment income (loss) to
average net assets:(f)
Before expense waivers/reimbursements	4.27%		4.05%
After expense waivers/reimbursements	4.67%		4.17%
Portfolio turnover rate(e) (g)	89%		158%

(a)	Commenced operations on February 28, 2008.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Flexible Income Fund

	Institutional Class

	Six Months ended 4/30/2009 (Unaudited)		Year ended 10/31/2008	Period ended 10/31/2007(a)

Net Asset Value, beginning of period	$5.70		$9.98	$10.00

Change in net assets from operations:
Net investment income	0.24	(b)	0.66	0.17
Net realized and unrealized gains
(losses) on investments(c)	(1.23	)(b)	(4.26)	(0.03)

Total from investment operations	(0.99)		(3.60)	0.14

Distributions:
Net investment income	(0.41)		(0.68)	(0.16)

Total Distributions	(0.41)		(0.68)	(0.16)

Net Asset Value, end of period	$4.30		$5.70	$9.98

Net assets, end of period (000’s)	$6,972		$17,644	$14,580
Total return(d) (e)	(17.39)%		(38.24)%	1.36%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(f)
Before expense waivers/reimbursements	3.35%		1.58%	1.67%
After expense waivers/reimbursements	1.76%		1.37%	1.01%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.95%		0.95%	0.95%
Ratios of net investment income (loss) to
average net assets:(f)
Before expense waivers/reimbursements	8.84%		7.33%	5.04%
After expense waivers/reimbursements	10.43%		7.54%	5.70%
Portfolio turnover rate(e) (g)	181%		236%	79%

(a)	Commenced operations on June 11, 2007.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Flexible Income Fund

	Investor Class

	Six Months ended 4/30/2009 (Unaudited)		Period ended 10/31/2008(a)

Net Asset Value, beginning of period	$5.71		$9.89

Change in net assets from operations:
Net investment income	0.22	(b)	0.41
Net realized and unrealized gains
(losses) on investments(c)	(1.23	)(b)	(4.15)

Total from investment operations	(1.01)		(3.74)

Distributions:
Net investment income	(0.40)		(0.44)

Total Distributions	(0.40)		(0.44)

Net Asset Value, end of period	$4.30		$5.71

Net assets, end of period (000’s)	$336		$231
Total return(d) (e)	(17.68)%		(39.11)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(f)
Before expense waivers/reimbursements	3.70%		2.12%
After expense waivers/reimbursements	2.11%		1.86%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	1.30%		1.30%
Ratios of net investment income (loss) to
average net assets:(f)
Before expense waivers/reimbursements	8.49%		7.31%
After expense waivers/reimbursements	10.08%		7.57%
Portfolio turnover rate(e) (g)	181%		236%

(a)	Commenced operations on February 28, 2008.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Low Duration Bond Fund

	Institutional Class

	Six Months ended 4/30/2009 (Unaudited)		Year ended 10/31/2008	Period ended 10/31/2007(a)

Net Asset Value, beginning of period	$8.71		$9.92	$10.00

Change in net assets from operations:
Net investment income	0.25	(b)	0.56	0.16
Net realized and unrealized gains
(losses) on investments(c)	(0.30	)(b)	(1.25)	(0.09)

Total from investment operations	(0.05)		(0.69)	0.07

Distributions:
Net investment income	(0.27)		(0.48)	(0.15)

Return of Capital	—		(0.04)	—

Total Distributions	(0.27)		(0.52)	(0.15)

Net Asset Value, end of period	$8.39		$8.71	$9.92

Net assets, end of period (000’s)	$3,758		$5,032	$8,198
Total Return(d) (e)	(0.57)%		(7.31)%	0.66%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(f)
Before expense waivers/reimbursements	1.23%		1.28%	1.74%
After expense waivers/reimbursements	0.65%		0.76%	0.74%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.65%		0.65%	0.65%
Ratios of net investment income (loss) to
average net assets:(f)
Before expense waivers/reimbursements	5.49%		4.98%	3.84%
After expense waivers/reimbursements	6.07%		5.50%	4.84%
Portfolio turnover rate(e) (g)	327%		223%	51%

(a)	Commenced operations on June 11, 2007.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Low Duration Tax-Exempt Bond Fund

	Institutional Class

	Six Months ended 4/30/2009 (Unaudited)		Year ended 10/31/2008	Period ended 10/31/2007(a)

Net Asset Value, beginning of period	$9.34		$10.03	$10.00

Change in net assets from operations:
Net investment income	0.18	(b)	0.31	0.13
Net realized and unrealized gains
(losses) on investments(c)	(0.04	)(b)	(0.69)	0.02

Total from investment operations	0.14		(0.38)	0.15

Distributions:
Net investment income	(0.20)		(0.31)	(0.12)

Total Distributions	(0.20)		(0.31)	(0.12)

Net Asset Value, end of period	$9.28		$9.34	$10.03

Net assets, end of period (000’s)	$1,632		$4,542	$1,324
Total Return(d) (e)	1.51%		(3.89)%	1.53%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(f)
Before expense waivers/reimbursements	2.38%		1.85%	6.66%
After expense waivers/reimbursements	1.08%		0.97%	0.65%
After expense waivers/reimbursements excluding interest and
dividend expense for securities sold short, if any	0.65%		0.65%	0.65%
Ratios of net investment income (loss) to
average net assets:(f)
Before expense waivers/reimbursements	2.54%		2.24%	(2.48)%
After expense waivers/reimbursements	3.84%		3.12%	3.53%
Portfolio turnover rate(e) (g)	140%		284%	30%

(a)	Commenced operations on June 11, 2007.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of the YieldQuest Funds pay ongoing expenses, such as advisory fees, ongoing operating expenses, and distribution and administration expenses with respect to Investor Class shares. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs in investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first set of tables provides information about actual account values and actual expenses. The shareholder may use the information in this table, together with the amount invested, to estimate the expenses that you would have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

Institutional Class	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expense Paid During Period(a) 11/1/08 - 4/30/09	Expense Ratio During Period(a) 11/1/08 - 4/30/09
Actual Expenses
Core Equity Fund	$1,000.00	$747.90	$13.43	3.10%
Total Return Bond Fund	1,000.00	932.10	5.70	1.19%
Tax-Exempt Bond Fund	1,000.00	1,006.40	8.06	1.62%
Flexible Income Fund	1,000.00	826.10	7.97	1.76%
Low Duration Bond Fund	1,000.00	994.30	3.21	0.65%
Low Duration Tax-Exempt Bond Fund	1,000.00	1,015.10	5.40	1.08%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Institutional Class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would be $5.16, $3.78, $3.93, $4.30, $3.21, and $3.25, respectively.

(a) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would have been 1.19%, 0.79%, 0.79%, 0.95%, 0.65%, and 0.65%, respectively.

Investor Class	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expense Paid During Period(b) 11/1/08 - 4/30/09	Expense Ratio During Period(b) 11/1/08 - 4/30/09
Actual Expenses
Core Equity Fund	$1,000.00	$746.50	$14.94	3.45%
Total Return Bond Fund	1,000.00	930.60	7.37	1.54%
Tax-Exempt Bond Fund	1,000.00	1,003.70	9.79	1.97%
Flexible Income Fund	1,000.00	823.20	9.54	2.11%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor Class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would be $6.67, $5.46, $5.66, and $5.89, respectively.

(b) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would have been 1.54%, 1.14%, 1.14%, and 1.30%, respectively.

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes: The second set of tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second set of tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Institutional Class	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expense Paid During Period(a) 11/1/08 - 4/30/09	Expense Ratio During Period(a) 11/1/08 - 4/30/09
Hypothetical Expenses
Core Equity Fund	$1,000.00	$1,009.42	$15.45	3.10%
Total Return Bond Fund	1,000.00	1,018.89	5.96	1.19%
Tax-Exempt Bond Fund	1,000.00	1,016.76	8.10	1.62%
Flexible Income Fund	1,000.00	1,016.07	8.80	1.76%
Low Duration Bond Fund	1,000.00	1,021.57	3.26	0.65%
Low Duration Tax-Exempt Bond Fund	1,000.00	1,019.44	5.41	1.08%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Institutional Class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would be $5.96, $3.96, $3.96, $4.76, $3.26, and $3.26, respectively.

(a) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would have been 1.19%, 0.79%, 0.79%, 0.95%, 0.65%, and 0.65%, respectively.

Investor Class	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expense Paid During Period(b) 11/1/08 - 4/30/09	Expense Ratio During Period(b) 11/1/08 - 4/30/09
Hypothetical Expenses
Core Equity Fund	$1,000.00	$1,007.69	$17.17	3.45%
Total Return Bond Fund	1,000.00	1,017.16	7.70	1.54%
Tax-Exempt Bond Fund	1,000.00	1,015.03	9.84	1.97%
Flexible Income Fund	1,000.00	1,014.33	10.54	2.11%

Excluding interest expense and dividends on short positions, your actual cost of investment in the investor class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would be $7.70, $5.71, $5.71, and $6.52, respectively.

(b) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would have been 1.54%, 1.14%, 1.14%, and 1.30%, respectively.

ADDITIONAL INFORMATION (Unaudited)

CONTROL OWNERSHIP

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. A controlling shareholder could control the outcome of any proposal submitted to the shareholders for approval. As of the fiscal year end, the following persons were controlling persons or principal shareholders:

						Low Duration
	Core Equity	Total Return	Tax-Exempt	Flexible Income	Low Duration	Tax-Exempt
	Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Bond Fund

Charles Schwab & Co., Inc.	75%	56%	58%	55%	15%	8%
Prudential Investment Management Services LLC	7%	—	—	—	—	—
TD Ameritrade, Inc.	13%	15%	15%	13%	11%	—
National Financial Services LLC	—	15%	18%	30%	—	—
SEI Investments Distribution Co.	—	10%	6%	—	—	—

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At an in-person meeting held on December 11, 2008, the Board of Trustees (the “Trustees”) of YieldQuest Funds Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), considered amendments to schedules for the existing Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and YieldQuest Advisors, LLC (the “Advisor”) to add two new series of the Trust: YieldQuest Core Bond Fund (the “Core Bond Fund”) and the YieldQuest Core Tax-Exempt Bond Fund (the “Core Tax-Exempt Fund”) (each a “New Fund” and, collectively, the “New Funds”). The Trustees noted that the New Funds would be managed under similar terms as the existing series of the Trust, except with respect to the applicable advisory fees and, as such, the amendments were limited to the Schedule A listing Funds subject to the Advisory Agreement, as well as the fee schedule.

In determining whether to approve the Advisory Agreement for the New Funds, the Trustees compared each New Fund’s proposed advisory fee and total expense ratio (after fee waivers and reimbursements by the Advisors) to advisory fees and total expense ratios for a group of taxable or tax-exempt bond funds, as applicable, selected by the Advisor (each a “peer group”). The Trustees noted that the Core Bond Fund’s proposed advisory fee of 0.34% was lower than the average advisory fee for its peer group and, similarly, the Core Tax-Exempt Bond Fund’s proposed advisory fee of 0.40% was lower than the average for its peer group. In addition, the Trustees reviewed advisory fees charged by the Advisor to similarly-managed private client accounts, and noted that each New Fund’s proposed advisory fee was approximately the same as the advisory fee charged by the Advisor to comparable separately managed accounts. The Trustees then noted that the Advisor’s expense cap agreement with respect to the New Funds would be effective at commencement of operations and would remain in place through February 28, 2010.

The Trustees also requested and reviewed performance returns for the Advisor’s private client accounts managed using the same “core” fixed income strategies that the Advisor would use to manage the New Funds. The Trustees noted that the portion of the private taxable accounts managed using the Advisor’s core bond strategy had outperformed the Barclay’s Capital Aggregate Bond Index (the “Bond Index”) during the 1-year period ended November 30, 2008. For the year-to-date period ended December 5, 2008, the Advisor reported that its taxable bond strategy had performed slightly below the Bond Index. The Advisor also reported that its municipal bond strategy significantly outperformed its benchmark, the Barclay’s Capital Municipal Bond Index (the “Municipal Index”), for the 1-year period ended November 30, 2008, as well as for the year-to-date period as of December 5, 2008. Based on the foregoing, the Independent Trustees concluded that the performance record of the Advisor’s taxable bond strategy and municipal bond strategy was favorable and warranted appointment of the Advisor to provide similar investment advice to the Core Bond Fund and Core Tax-Exempt Bond Fund.

The Trustees then noted that the Advisor was proposing to have its affiliated broker dealer, YieldQuest Securities, LLC, serve as the executing broker for the New Fund and provide brokerage services on an agency basis at the same cost of $0.02 cents per share as for the existing Funds in the Trust. The Trustees further noted the Advisor’s representation that such brokerage transactions would be effected in accordance with the Trust’s Rule 17e-1 procedures.

The Trustees then noted that the Advisory Agreement with respect to the New Funds would be effective for a two-year period with respect to the New Funds, and, thereafter, must be reviewed and approved annually by the Trustees, including a majority of the Independent Trustees. The Trustees also discussed the termination provisions of the Advisory Agreement, including circumstances under which it would terminate automatically, such as upon assignment, and circumstances under which the Advisor would be liable for any loss suffered by a New Fund, as detailed under the Advisory Agreement.

In determining whether to approve the Advisory Agreement on behalf of the New Funds, the Trustees noted that counsel had requested materials from the Advisor in advance of the meeting, including current financial statements and Form ADV Part II. The Trustees reviewed a description of the Advisor’s business and personnel, information about its compliance policies and practices regarding best execution, trade allocation, lack of soft dollar arrangements and proxy voting, as well as the Advisor’s representations to the Trustees that there are no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The Trustees noted that the Trust’s Chief Compliance Officer had determined that the Advisor has adopted a comprehensive compliance program, including a Code of Ethics and proxy voting policy, reasonably designed to ensure that the Advisor complies with federal securities laws.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

In approving the Advisory Agreement on behalf of the New Funds, the Trustees also evaluated the Advisor’s description of its investment advisory services and considered: (1) the nature, quality and extent of the services to be provided by the Advisor to the New Funds; (2) the Advisor’s reputation and experience in providing investment advice to the existing Funds in the Trust; (3) a comparison of the advisory fee structure of each New Fund with advisory fees of other applicable mutual funds; (4) the extent to which economies of scale would be realized as each New Fund grows; (5) whether fee levels reflect these economies of scale for the benefit of the funds investors; and (6) the Advisor’s representation that it did not intend to engage in soft dollar arrangements pursuant to which a broker provides a mutual fund or its advisor with research services in exchange for fund brokerage.

The Trustees noted that: (1) the Advisor has experience managing mutual funds since the first YieldQuest Funds were launched in November 2005, and that the Funds have since grown in assets; (2) Jay Chitnis, Portfolio Manager of the New Funds, has been managing separately managed taxable and tax-exempt accounts using a similar “core” fixed income strategy since 2007, which accounts have performed in line with their benchmarks; (3) each New Fund’s proposed fee structure is in line with its peer group; (4) the Advisor will not engage in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services provided to the Advisor; and (5) the Advisor’s written agreement to cap each New Fund’s expenses through February 28, 2010 would benefit New Fund shareholders during this period. The Trustees additionally noted that economies of scale would not be realized until each New Fund grows.

The Trustees determined that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust, and their own business judgment, to be relevant. Having reviewed and considered all of the foregoing information, the Trustees unanimously determined in the exercise of their reasonable business judgment that the Advisory Agreement was fair and reasonable, that the Advisor’s fees were reasonable in light of the services to be provided to the Trust and the benefits received by the Advisor, and that the approval of the Advisory Agreement was in the best interests of each New Fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the YieldQuest Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Proxy Voting Policy: Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-877-497-3634 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holding Disclosure: Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). Each Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-877-497-3634.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable - only effective for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) YieldQuest Funds Trust

By (Signature and Title)* /s/ Jay K. Chitnis
Jay K. Chitnis, President
(principal executive officer)

Date 6/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jay K. Chitnis
Jay K. Chitnis, President
(principal executive officer)

Date 6/29/09

By (Signature and Title)* /s/ David Summers
David Summers, Treasurer and Secretary
(principal financial officer)

Date 6/29/09

*	Print the name and title of each signing officer under his or her signature.